As filed with the Securities and Exchange Commission on May 23, 1997
                                             Registration No. 33 -
                                                             811 -
===============================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                  ____________

                                    FORM N-1A

                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933
                        PRE-EFFECTIVE AMENDMENT NO. [ ]
                        POST-EFFECTIVE AMENDMENT NO. [ ]

                                       and

                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                               AMENDMENT NO. [ ]

                         DEUTSCHE FAMILY OF FUNDS, INC.
               (Exact name of Registrant as specified in charter)

                   2nd Federated Square, Pittsburgh, PA 15222
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code: (800) 245-5000

BRIAN LEE                                Copy to: JOHN T. BOSTELMAN, ESQ.
Deutsche Fund Management, Inc.                    Sullivan & Cromwell
31 West 52nd Street                               125 Broad Street
New York, New York  10019                         New York, New York 10004
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement. It is proposed that this filing will become effective (check appropriate box):
[ ] immediately upon filing pursuant to pursuant to paragraph (b)
[ ] on (date)  pursuant  to  paragraph  (b)
[ ] 60 days  after  filing  pursuant  to paragraph (a) (i)
[ ] on (date)  pursuant to paragraph  (a)(i)
[ ] 75 days after filing pursuant to paragraph (a)(ii)
[ ] on (date) pursuant to paragraph (a)(ii) of rule 485.
If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

         The Registrant elects, pursuant to Rule 24f-2 of the Investment Company Act General Rules and Regulations, to register an indefinite number of shares of its capital stock.
===============================================================================

         The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                                EXPLANATORY NOTE



         The prospectus contained in this Registration Statement relates to five funds (the Deutsche European Mid-Cap Fund, the Deutsche German Equity Fund, the Deutsche Japanese Equity Fund, the Deutsche Global Bond Fund and the Deutsche German Bond Fund). It is contemplated that a separate prospectus covering four additional funds (the Deutsche Top 50 World, the Deutsche Top 50 Europe, the Deutsche Top 50 Asia and the Deutsche Top 50 US) will be added by amendment. Its disclosures will substantially overlap those of the enclosed prospectus. The enclosed statement of additional information relates to all nine such Funds.

                              CROSS REFERENCE SHEET
                          (as required by Rule 404(c))

N-1A Item No.                                           Location

Part A
  Item 1.   Cover Page . . . . . . . . . . . . . . . .  Cover Page
  Item 2.   Synopsis . . . . . . . . . . . . . . . . .  Expense Summary
  Item 3.   Condensed Financial Information. . . . . .  Not Applicable
  Item 4.   General Description of Registrant. . . . .  Investment Objectives
                                                          Policies and
                                                          Restrictions;
                                                          Investing in the Funds
  Item 5.   Management of the Fund . . . . . . . . . .  Management of the
                                                          Corporation and the
                                                          Portfolio Trust;
                                                          Expense Summary
  Item 5A.  Management's Description of Fund
             Performance  . . . . . . . . . . .  . . .  Not Applicable
  Item 6.   Capital Stock and Other Securities . . . .  Investing in the Funds
  Item 7.   Purchase of Securities Being Offered . . .  Purchase of Shares;
                                                           Special Purchase
                                                           Features
  Item 8.   Redemption or Repurchase . . . . . . . . .  Redemption of Shares;
                                                           Exchange Privileges;
                                                           Special Redemption
                                                           Features; Contingent
                                                           Deferred Sales Charge
  Item 9.   Pending Legal Proceedings. ... . . . . . .  Not Applicable

Part B
  Item 10.  Cover Page . . . . . . . . . . . . . . . .  Cover Page
  Item 11.  Table of Contents. . . . . . . . . . . . .  Table of Contents
  Item 12.  General Information and History. . . . . .  Not Applicable
  Item 13.  Investment Objectives and Policies . . . .  Investment Objectives
                                                          and Policies;
                                                          Investment
                                                          Restrictions
  Item 14.  Management of the Fund . . . . . . . . . .  Directors, Trustees and
                                                          Officers; Manager;
                                                          Administrator; Off-
                                                          Shore Agent, Service
                                                          Agent; Distributor
  Item 15.  Control Persons and Principal Holders
              of Securities  . . . . . . . . . . . . .  Directors, Trustees and
                                                          Officers
  Item 16.  Investment Advisory and Other Services . .   Adviser; Administrator;
                                                          Off-Shore Agent;
                                                          Distributor;
                                                          Servicing Agent
  Item 17.  Brokerage Allocation and Other Practices .  Portfolio Transactions
  Item 18.  Capital Stock and Other Securities . . . .  Description of Shares
  Item 19.  Purchase, Redemption and Pricing of
              Securities Being Offered. . . . . . . .   Purchase of Shares;
                                                          Redemption of Shares;
                                                          Net Asset Value;
                                                          Redemption in Kind
  Item 20.  Tax Status . . . . . . . . . . . . . . . .  Federal Taxes
  Item 21.  Underwriters . . . . . . . . . . . . . . .  Administrator;
                                                          Distributor; Purchase
                                                          of Shares
  Item 22.  Calculation of Performance Data  . . . . .  Computation of
                                                          Performance
  Item 23.  Financial Statements . . . . . . . . . . .  Financial Statements

Part C
     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

PROSPECTUS

DEUTSCHE EUROPEAN MID-CAP FUND
DEUTSCHE GERMAN EQUITY FUND
DEUTSCHE JAPANESE EQUITY FUND
DEUTSCHE GLOBAL BOND FUND
DEUTSCHE GERMAN BOND FUND
CLASS A AND CLASS B SHARES
2ND FEDERATED SQUARE
PITTSBURGH, PA 15222
FOR INFORMATION CALL (800) [#]

     This prospectus relates to the Deutsche European Mid-Cap Fund ("European Mid- Cap Fund"), Deutsche German Equity Fund ("German Equity Fund") and Deutsche Japanese Equity Fund ("Japanese Equity Fund")(collectively, the "Equity Funds") and Deutsche Global Bond Fund ("Global Bond Fund") and Deutsche German Bond Fund ("German Bond Fund")(collectively, the "Bond Funds"). The Equity Funds and the Bond Funds are referred to herein individually, as a "Fund" and collectively, as the "Funds." Each Fund is a non-diversified series of the Deutsche Family of Funds, Inc., an open-end management investment company organized as a Maryland corporation (the "Corporation"). The investment objective of European Mid-Cap Fund and the German Equity Fund is to achieve the highest possible capital growth and, at the same time, reasonable yearly dividends. The investment objective of Japanese Equity Fund is to achieve the highest possible capital growth. The investment objective of the Bond Funds is to achieve steady, high income.

     UNLIKE OTHER MUTUAL FUNDS WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIO OF SECURITIES, EACH FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN A CORRESPONDING NON-DIVERSIFIED OPEN-END MANAGEMENT INVESTMENT COMPANY (EACH, A "PORTFOLIO" AND COLLECTIVELY, THE "PORTFOLIOS"). EACH PORTFOLIO IS A SERIES OF THE DEUTSCHE PORTFOLIOS (THE "PORTFOLIO TRUST") AND HAS THE SAME INVESTMENT OBJECTIVE AS ITS CORRESPONDING FUND. EACH FUND INVESTS IN ITS CORRESPONDING PORTFOLIO THROUGH THE HUB AND SPOKE(R) MASTER-FEEDER INVESTMENT FUND STRUCTURE. "HUB AND SPOKE" IS A REGISTERED SERVICE MARK OF SIGNATURE FINANCIAL GROUP, INC.

     Each Portfolio is managed by Deutsche Fund Management, Inc. ("DFM"), a registered investment adviser and an indirect subsidiary of Deutsche Bank AG, a major global financial institution.

     This Prospectus sets forth concisely the information about the Funds that a prospective investor ought to know before investing and it should be retained for future reference. Additional information about the Funds has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated [DATE], 1997 (as supplemented from time to time). This information is incorporated herein by reference and is available without charge upon written request from the Funds' Distributor, Edgewood Services, Inc. ("Edgewood" or the "Distributor"), Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779,
Attention: Deutsche Family of Funds, Inc., or by calling (800) [#].

     INVESTMENTS IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, DEUTSCHE BANK AG OR ANY OTHER BANK. SHARES OF THE FUNDS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN CLASS A SHARES OR CLASS B SHARES IS SUBJECT TO RISKS THAT MAY CAUSE THE VALUE OF THE INVESTMENT TO FLUCTUATE, AND WHEN THE INVESTMENT IS REDEEMED, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY INVESTED BY THE INVESTOR.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE DATE OF THIS PROSPECTUS IS [DATE], 1997.

                                TABLE OF CONTENTS


                                                                          PAGE

The Funds................................................................
Expense Summary..........................................................
Investment Objectives, Policies and Restrictions.........................
Risk Factors.............................................................
Management of the Corporation and the Portfolio Trust....................
Investing in the Funds...................................................
Purchase of Shares.......................................................
Special Purchase Features................................................
Exchange Privileges......................................................
Redemption of Shares.....................................................
Special Redemption Features..............................................
Contingent Deferred Sales Charge.........................................
Dividends and Distributions..............................................
Account and Share Information............................................
Net Asset Value..........................................................
Organization.............................................................
Taxes....................................................................
Additional Information...................................................
Appendix A...............................................................

THE FUNDS

     Each Fund is a non-diversified, open-end management investment company and is a series of shares of common stock, par value $0.001 per share of the Deutsche Family of Funds, Inc., a Maryland corporation incorporated on May 22, 1997 (see "Organization").

     Each Fund seeks to achieve its investment objective by investing all of its investable assets in a corresponding Portfolio that has the same investment objective as the Fund. The European Mid-Cap Fund invests all of its investable assets in the Provesta Portfolio (US Dollar); the German Equity Fund invests all of its investable assets in the Investa Portfolio (US Dollar); the Japanese Equity Fund invests all of its investable assets in the DWS Japan Portfolio (US Dollar); the Global Bond Fund invests all of its investable assets in the Inter-Renta Portfolio (US Dollar); and the German Bond Fund invests all of its investable assets in the German Bond Portfolio (US Dollar). The Provesta Portfolio (US Dollar), Investa Portfolio (US Dollar) and DWS Japan Portfolio (US Dollar) are referred to herein individually, as an "Equity Portfolio" and collectively as the "Equity Portfolios." The Inter-Renta Portfolio (US Dollar) and the German Bond Portfolio (US Dollar) are referred to herein individually, as a "Bond Portfolio" and collectively, as the "Bond Portfolios." The Equity Portfolios and the Bond Portfolios are referred to herein individually, as a "Portfolio" and collectively, as the "Portfolios." Each Portfolio is an open-end management investment company and a series of shares of beneficial interest in the Deutsche Portfolios, a trust organized under the laws of the State of New York (see "Organization)".

     Shares of the Funds are sold continuously by the Distributor. The Funds require a minimum initial investment of $5,000. The minimum subsequent investment is $500 (see "Purchase of Shares"). If a shareholder reduces his or her investment in a Fund to less than the applicable minimum investment, the investment is subject to mandatory redemption. See "Account and Share Information - Accounts with Low Balances."

     Proceeds from the sale of shares of each Fund are invested in its corresponding Portfolio, which then invests its assets in accordance with its investment objective and policies. DFM is the investment manager of the Portfolios (the "Manager") and service agent of the Funds ("Service Agent"). DWS International Portfolio Management GmbH is the investment adviser of the Portfolios (the "Adviser"). DFM and the Adviser are indirect subsidiaries of Deutsche Bank AG. Federated Services Company is the administrator of the Funds and the Portfolios (the "Administrator"). IBT Fund Services (Canada) Inc. ("IBT (Canada)") is the fund accounting agent of the Funds and the Portfolios ("Fund Accounting Agent"). Federated Shareholder Services Company is the transfer agent and dividend disbursing agent of the Funds ("Transfer Agent"). IBT Trust Company (Cayman) Ltd. ("IBT (Cayman)") is the off-shore servicing agent of the Portfolios ("Off-Shore Agent"). Investors Bank & Trust Company ("IBT") is the custodian of the Funds and the Portfolios ("Custodian"). The Board of Directors of the Corporation and the Board of Trustees of the Portfolio Trust provide broad supervision over the affairs of the Funds and of the Portfolios, respectively. The Directors who are not "interested persons" of the Corporation as defined in the Investment Company Act of 1940, as amended (the "1940 Act")(the "Independent Directors"), are the same as the Trustees who are not "interested persons" of the Portfolio Trust as defined in the 1940 Act (the "Independent Trustees"). A majority of the Corporation's Directors and the Portfolio Trust's Trustees are not affiliated with the Manager or the Adviser. For further information about the Directors of the Corporation and the Trustees of the Portfolio Trust, see "Management of the Corporation and the Portfolio Trust" herein and in the Statement of Additional Information.

EXPENSE SUMMARY

     The following table summarizes estimated shareholder transaction and annual operating expenses of Class A and Class B shares of each Fund and its corresponding Portfolio. The Directors of the Corporation believe that the aggregate per share expenses of each Fund and its corresponding Portfolio will be approximately equal to and may be less than the expenses that the Fund would incur if it retained the services of an investment adviser and invested its assets directly in portfolio securities. For more information concerning the expenses of each Fund and its corresponding Portfolio, see "Management of the Corporation and the Portfolio Trust."

                                                                 EQUITY FUNDS                BOND FUNDS
SHAREHOLDER TRANSACTION EXPENSES                              CLASS A  CLASS B            CLASS A CLASS B
Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price)                           5.50%    None               4.50%   None
Maximum Sales Charge Imposed on Reinvested Dividends
(as a percentage of offering price)                           None     None               None    None
Contingent Deferred Sales Charge (as a percentage of
original purchase price or redemption proceeds,
as applicable)                                                0.00%1   5.00% in           0.00%1  5.00% in
                                                                       the first year             the first year
                                                                       declining to               declining to
                                                                       1.00% in the               1.00% in the
                                                                       sixth year and             sixth year and
                                                                       0% thereafter              0% thereafter
Redemption Fees (as a percentage of amount redeemed,
if applicable)                                                None     None               None    None
Exchange Fees                                                 None     None               None    None

1 Class A Shares purchased with proceeds of a redemption of shares of an unaffiliated investment company purchased or redeemed with a sales charge and not distributed by Edgewood may be charged a contingent deferred sales charge of 1.00% for redemptions made within one full year of purchase. See "Special Redemption Features Contingent Deferred Sales Charge."

EXPENSE TABLE
ANNUAL OPERATING EXPENSES
(As a percentage of projected average net assets)

                                                 EQUITY FUNDS                            BOND FUNDS
                                           CLASS A          CLASS B                CLASS A             CLASS B
Advisory Fees                               0.85%             0.85%                0.85%                0.85%
Rule 12b-1 Fees                             0.00%             0.75%                0.00%                0.75%
Other Expenses (after expense
 reimbursement)                             1.05              0.90                 0.65                 0.40
Total Operating Expenses                    1.95%             2.50%                1.50%                2.00%
                                            ====              ====                 ====                 ====

EXAMPLE

An investor would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:


                             EQUITY FUNDS                     BOND FUNDS
                         CLASS A       CLASS B          CLASS A      CLASS B
1 Year                  $ 73.71        $ 25.31         $ 59.58       $ 20.30

3 Years                 $112.85        $ 77.85         $ 90.28       $ 62.75

      The above expense table is designed to assist investors in understanding the various estimated direct and indirect costs and expenses that investors in the Funds would bear. Wire transferred redemptions of less than $5,000 may be subject to additional fees. The estimated fees and expenses included in "Other Expenses" are estimated for each Fund's first fiscal year and include (i) the fees paid to the Transfer Agent, Off-Shore Agent, Fund Accounting Agent, and Custodian, (ii) organizational expenses, and (iii) other usual and customary expenses of each Fund and each Portfolio. DFM has agreed that it will reimburse each Fund through at least [DATE], 1998 to the extent necessary to maintain each Fund's total operating expenses listed above. Assuming no reimbursement of expenses and average net assets of $50 million for each Fund's fiscal year, estimated "Other Expenses" for the European Mid-Cap Fund, German Equity Fund, Japanese Equity Fund, Global Bond Fund and German Bond Fund would be 0.89%, 0.90%, 0.90%, 0.92% and 0.91%, respectively, and "Total Operating Expenses" would be 1.80%, 1.79%, 1.80%, 1.72% and 1.71%, respectively, of each Fund's average daily net assets. For a more detailed description of contractual fee arrangements, including expense reimbursements, see "Management of the Corporation and the Portfolio Trust." In connection with the above example, please note that $1,000 is less than the minimum investment requirement for each Class of each Fund. See "Purchase of Shares." THE EXAMPLE IS HYPOTHETICAL; IT IS INCLUDED SOLELY FOR ILLUSTRATIVE PURPOSES. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE; ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

      Each Fund seeks to achieve its investment objective by investing all its investable assets in a corresponding Portfolio, an open end management company that has the same investment objective and investment policies as the Fund. Since the investment characteristics and experience of each Fund will correspond directly with those of its corresponding Portfolio, the discussion in this Prospectus focuses on the investments and investment policies of the Portfolios. No Fund represents a complete investment program, nor is each Fund suitable for all investors.

      The investment objective of each Fund and its corresponding Portfolio is a fundamental policy and may be changed only with the approval of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund or the Portfolio, as the case may be. See "Organization". However, the investment policies as described below which are the same for each Fund and its corresponding Portfolio are not fundamental and may be changed without such approval. Additional information about the investment policies of each Fund and each Portfolio appears in the Statement of Additional Information under "Investment Objectives and Policies."

                                  EQUITY FUNDS

      The investment objective of European Mid-Cap Fund and the German Equity Fund is to achieve the highest possible capital growth and, at the same time, reasonable yearly dividends. The investment objective of Japanese Equity Fund is to achieve the highest possible capital growth.

      The investment objective of the Equity Funds is to achieve the highest possible capital growth and, at the same time, reasonable yearly dividends.

      The PROVESTA PORTFOLIO (US DOLLAR)("PROVESTA PORTFOLIO") pursues its (and the European Mid-Cap Fund's) investment objective by investing primarily in the equity securities of issuers located in European countries, including those which are member states of the European Union, those which are party to the Convention on the European Economic Area, Switzerland, Slovakia, Czech Republic, and Hungary.

      The Provesta Portfolio seeks investment in companies which the Adviser believes may grow at a higher rate than the average of other European companies. These anticipated higher growth rates may cause the performance of the Fund to be more volatile than that of other equity funds, and therefore, investors should consider an investment in the Fund to be subject to more risk and greater volatility. See "Risk Factors".

      Under normal circumstances, at least 65% of the Portfolio's total assets are invested in European equity securities issued by companies with market capitalizations of between DM 200 million and DM 25 billion at the time of the Portfolio's investment (approximately $115 million and approximately $14.5 billion, respectively).

      The INVESTA PORTFOLIO (US DOLLAR)("INVESTA PORTFOLIO") pursues its (and the German Equity Fund's) investment objective by investing primarily in the equity securities of German and other companies.

      Under normal circumstances, at least 65% of the Portfolio's total assets are invested in equity securities issued by German companies. In pursuing the Portfolio's objective, the Adviser will emphasize German companies that have some or all of the following attributes: high market capitalization, large number of publicly held shares, high trading volume, high liquidity, financial stability, or a widely known name or product/service.

      The DWS JAPAN PORTFOLIO (US DOLLAR)("DWS JAPAN PORTFOLIO") pursues its (and the Japanese Equity Fund's) investment objective by investing primarily in the equity securities of Japanese issuers. Under normal circumstances, at least 65% of the Portfolio's total assets are invested in equity securities issued by Japanese companies, including securities that are guaranteed by a Japanese company or securities that grant the right to acquire japanese securities.

                                                      -------

      FIXED INCOME SECURITIES. Each Equity Portfolio is permitted to invest in fixed income securities, although it intends to remain invested in equity securities to the extent practical in light of its objective. The Provesta and Investa Portfolio's investment in fixed income securities (excluding bank deposits and money market instruments) will not exceed 20% of the Portfolio's net assets. The DWS Japan Portfolio's investment in fixed income securities (excluding bank deposits and money market instruments) will not exceed 30% of the Portfolio's net assets. For purposes of each Portfolio's investments, convertible bonds and bonds with warrants would be considered equities, not fixed income securities.

                                   BOND FUNDS

      The investment objective of the Bond Funds is to achieve steady, high income.

      The INTER-RENTA PORTFOLIO (US DOLLAR)("INTER-RENTA PORTFOLIO") pursues its (and the Global Bond Fund's) investment objective by investing primarily in the fixed income securities (including convertible bonds and bonds with warrants) of issuers worldwide.

      Equity securities may only be purchased in connection with the conversion of convertible bonds or the exercise of warrants acquired with bonds.

      In selecting investments for the Inter-Renta Portfolio, the Adviser seeks to take advantage of differing international interest rates and market situations to achieve a high, steady income over the long-term.

      The GERMAN BOND PORTFOLIO (US DOLLAR)("GERMAN BOND PORTFOLIO") pursues its (and the German Bond Fund's) investment objective by investing primarily in the fixed income securities of German issuers.

      Under normal circumstances, at least 65% of the Portfolio's total assets are invested in the fixed income securities issued by German companies. The German Bond Portfolio's investment in equity securities will not exceed 20% of the Portfolio's net assets.

                                    ALL FUNDS

LISTED SECURITIES. Each Portfolio will invest primarily in listed securities ("Listed Securities"). For purposes of this prospectus Listed Securities are defined as securities meeting the following requirements: (a) they are listed on a stock exchange in a member state of the European Union ("Member State") or in another state which is a party to the Convention on the European Economic Area, or are included on another regulated market in a Member State or in another state party to the Convention on the European Economic Area which market is recognized, open to the public and operates regularly; (b) they are admitted to the official listing on one of the stock exchanges listed in Appendix A or included on one of the regulated markets listed in Appendix A; or (c) application is to be made for admission to official listing on one of the aforementioned stock exchanges or inclusion in one of the aforementioned regulated markets and such admission or inclusion is to take place within 12 months of their issue.

UNLISTED SECURITIES AND NOTES. Up to a total of 10% of the net assets of each Portfolio may be invested in:

(a) securities that are consistent with the Portfolio's investment objective and policies, which are not admitted to official listing on one of the stock exchanges or included on one of the regulated markets, described in above;

(b) interests in loans which are portions of an overall loan granted by a third party and for which a note has been issued ("Notes"), provided these Notes can be assigned at least twice after purchase by the Portfolio, and the Note was issued by:

      o the Federal Republic of Germany, a special purpose fund of the Federal Republic of Germany, a state of the Federal Republic of Germany, the European Union or a member state of the Organisation for Economic Cooperation and Development (an "OECD Member"),

      o another German domestic authority, or a regional government or local authority of another Member State or another state party to the Convention on the European Economic Area for which a zero weighting was notified according to Article 7 of the Council Directive 89/647/EEC of 18 December 1989 on a solvency ratio for credit institutions (Official Journal EC No.
         L386, p. 14),

      o other corporate bodies or institutions organized under public law and registered domestically in Germany or in another Member State or another state party to the Convention on the European Economic Area,

      o other debtors, if guaranteed as to the payment of interest and repayment of principal by one of the aforementioned bodies, or

      o companies which have issued securities which are admitted to the official listing on a German or other foreign stock exchange.

      Notes are subject to the Provesta Portfolio's and Investa Portfolio's overall 20% limitation on fixed income securities and the DWS Japan Portfolio overall 30% limitation on fixed income securities. See "Equity Funds" above.

ZERO COUPON OBLIGATIONS. Each Portfolio may also invest in zero coupon obligations, such as zero coupon bonds. Zero coupon obligations pay no current interest, and as a result their prices tend to be more volatile than those of securities that offer regular payments of interest. In order to pay cash distributions representing income on zero coupon obligations, a Portfolio may have to sell other securities on unfavorable terms, and these sales may generate taxable gains for investors in the corresponding Fund.

BANK DEPOSITS AND MONEY MARKET INSTRUMENTS. Each Portfolio may invest in bank deposits and money market instruments maturing in less than 12 months. These instruments include credit balances and bank certificates of deposit, discounted treasury notes and bills issued by the Federal Republic of Germany ("FRG"), the states of the FRG, the European Union, OECD Members or quasi-governmental entities for any of the foregoing.

      Under normal circumstances each Portfolio will purchase bank deposits and money market instruments to invest temporary cash balances or to maintain liquidity to meet redemptions. However, each Portfolio may invest in bank deposits and money market instruments up to 49% of its net assets, as a measure taken in the Adviser's judgment during, or in anticipation of, adverse market conditions. Certificates of deposit from the same credit institution may not account for more than 10% of a Portfolio's total assets. See "Investment Objectives and Policies" in the Statement of Additional Information.

INVESTMENT COMPANIES. Up to 5% of the total assets of each Portfolio may be invested in units of investment companies, provided these units are offered to the public without limitation on the number of units, the unitholders have the right to redeem their units, and have investment policies consistent with those of the Portfolio. Each Portfolio may not own more than 3% of the total outstanding voting stock of any other investment company. As a shareholder of another investment company, a Portfolio would bear, along with other shareholders, its PRO RATA portion of the other investment company's expenses, including advisory fees.

OPTIONS TRANSACTIONS ON SECURITIES. Options transactions may be carried out for each Portfolio if the securities options are admitted to official listing on a recognized futures or securities exchange and the options transactions concern securities that are within the investment objective and policies discussed above. Each of these instruments is a derivative instrument as its value derives from the underlying asset. Each Portfolio may use options for hedging and risk management purposes and may purchase call options and sell put options for speculation. See "Risk Factors".

      By purchasing a put option, a Portfolio obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, the Portfolio pays the current market price for the option (known as the option premium). The purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option's strike price.

      Put options on securities may only be purchased if the securities underlying the option transaction are held by a Portfolio at the time of the purchase of the put option.

      When a Portfolio writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Portfolio assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it.

      Writing a call option obligates a Portfolio to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option.

      Call options on securities may only be sold if the securities underlying the option transaction are held by a Portfolio at the time of the sale. These securities may not be sold during the maturity of the call option and may not be the subject of a securities loan.

      There is no limitation on the value of the options that may be purchased or written by a Portfolio. However, the strike prices of the securities options, together with the strike prices of the securities that underlie other securities options already purchased or granted for the account of each Portfolio, may not exceed 20% of net assets of the Portfolio. See "Risk Factors." With respect to the Provesta Portfolio and the Investa Portfolio, the strike prices of fixed income securities for each Portfolio may not exceed 4% (i.e., 20% of the 20% investment limitation on fixed income securities). See "Equity Funds - Fixed Income Securities" above. Options on securities may only be purchased or granted to a third party to the extent that the strike prices of the underlying securities of the same issuer, together with the strike prices of securities of the same issuer that underlie other securities options already purchased by or granted for the account of a Portfolio, do not exceed 10% of the total assets of the Portfolio. Options on securities may only be granted to the extent that the strike prices of the underlying securities of the same issuer, together with the strike prices of securities of the same issuer that underlie other securities options rights already granted for the account of a Portfolio, do not exceed 2% of the total assets of the Portfolio. When an option transaction is offset by a back-to-back transaction (e.g., where a Portfolio writes a put option on a security and purchases a put option on the same security having the same expiration date), these two transaction will not be counted for purposes of the limits set forth in this paragraph.

FUTURES CONTRACTS, OPTIONS ON FUTURES AND SECURITIES INDICES AND WARRANTS. Each Portfolio may purchase and sell stock index futures contracts and interest rate futures contracts and may purchase options on interest rate futures contracts, options on securities indices and warrants on futures contracts and stock indices. A Portfolio will engage in transactions in such instruments only if they are admitted to official listing on a recognized futures or securities exchange and meet certain other requirements stated below. A Portfolio may use these techniques for hedging or risk management purposes or, subject to certain limitations, for the purposes of obtaining desired exposure to certain securities or markets.

      For the purpose of hedging a Portfolio's assets, the Portfolio may sell (but not purchase) stock index or interest rate futures contracts and may purchase put or call options on futures contracts, options on securities indices and any of the warrants described above. Any such transaction will be considered a hedging transaction, and not subject to the limitations on non-hedging transactions stated below, to the extent that (1) in the case of stock index futures, options on securities indices and warrants thereon, the contract value does not exceed the market value of the shares held by the Portfolio for which the hedge is intended and such shares are admitted to official listing on a stock exchange in the country in which the relevant futures or securities exchange is based or (2) in the case of interest rate futures and options on securities indices and warrants thereon, the contract value does not exceed the interest rate exposure associated with the assets held in the applicable currency by the Portfolio. In carrying out a particular hedging strategy, a Portfolio may purchase futures contracts, options or warrants based on securities, financial instruments or indices that have issuers, maturities or other characteristics that do not precisely match those of the Portfolio's assets for which such hedge is intended, thereby creating a risk that the futures, options or warrants position will not mirror the performance of such assets. A Portfolio may also enter into transactions in futures contracts, options on futures, options on indices and warrants for non-hedging purposes, as described below.

      Each Portfolio may purchase or sell stock index or interest rate futures contracts, put or call options on futures, options on securities indices and warrants for other than for hedging purposes, except that the Inter-Renta Portfolio may not purchase stock index futures for non-hedging purposes. Transactions for non-hedging purposes may only be entered into to the extent that (1) the underlying contract values, together with the contract values of any instrument then held by the Portfolio for non-hedging purposes, do not exceed in the aggregate 20% of the net assets of the Portfolio and (2) such instruments relate to categories of assets which the Portfolio is permitted to hold. In addition, with respect to the Provesta Portfolio and the Investa Portfolio, the contract values of all interest rate futures contracts and options and warrants on interest rate futures contracts held for non-hedging purposes, may not exceed 4% (i.e., 20% of the 20% limitation on fixed income securities). See "Equity Funds - Fixed Income Securities" above.

CURRENCY FUTURES CONTRACTS, OPTION RIGHTS AND WARRANTS ON CURRENCIES AND CURRENCY FUTURES CONTRACTS. Foreign currency contracts for forward delivery may be sold to hedge currency risks associated with the assets of each Portfolio denominated in foreign currencies.

      Under these conditions, each Portfolio may purchase option rights for the purchase or sale of currencies or currency futures contracts warrants which entitle the right to purchase or sell currencies or currency futures contracts or to receive payment of a difference, which is measured by the performance of currencies or currency futures contracts, provided that these option rights and warrants are admitted to official listing on an exchange.

      Each Portfolio does not currently intend to engage in foreign exchange transactions as an investment strategy. However, at such future time as the Adviser believes that one or more currencies in which the Portfolio's securities are denominated might suffer a substantial decline against the U.S. dollar, a Portfolio may, in order to hedge the value of the Portfolio, enter into forward contracts to sell fixed amounts of such currencies for fixed amounts of U.S. dollars.

SECURITIES LOANS. Subject to applicable investment restrictions, each Portfolio is permitted to lend its securities. These loans may not exceed 33 1/3% of a Portfolio's total assets. The Portfolios may pay reasonable administrative and custodial fees in connection with the loan of securities. The following conditions will be met whenever portfolio securities of a Portfolio are loaned:
(1) the Portfolio must receive at least 100% collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of the collateral; (3) the Portfolio must be able to terminate the loan at any time; (4) the Portfolio must receive reasonable interest on the loan, as well as payments in respect of any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Portfolio may pay only reasonable custodian and finder's fees in connection with the loan; and (6) while voting rights on the loaned securities may pass to the borrower, the Portfolio must terminate the loan and regain the right to vote the securities if a material event conferring voting rights and adversely affecting the investment occurs. In addition, a Portfolio will consider all facts and circumstances, including the creditworthiness of the borrowing financial institution. Each Portfolio will not lend its securities to any officer, Trustee, Director, employee or other affiliate of the Fund or the Portfolio, the Manager, the Adviser or the Distributor, unless otherwise permitted by applicable law.

      Each Portfolio may lend its securities for a definite or indefinite period of time provided the market value of the assets transferred in securities loans together with the market value of the securities already transferred as a security loan for the Portfolio's account to the same borrower does not exceed 10% of the net assets of the Portfolio. The market value of the assets transferred for a definite period of time in securities loans may not exceed 15% of the net assets of the Portfolio.

BORROWING. Each Portfolio may borrow money from banks for emergency purposes and then only in amounts not to exceed 10% of the Portfolio's net assets, taken at cost, at the time of such borrowing.

WARRANTS. Each Portfolio may purchase warrants in value of up to 10% of the Portfolio's net assets. The warrants in which the Portfolios invest are a type of security that entitles the holder to buy a fixed amount of common or preferred stock of such issuer at a specified price at a fixed date or for a fixed period of time (which may be in perpetuity) or to demand settlement in cash based on the price performance of the underlying stock. If the market price of the underlying stock is below the exercise price set forth in the warrant on the expiration date, the warrant will expire worthless.

      Warrants do not entitle the holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date.

CONVERTIBLE SECURITIES. The convertible securities in which the Portfolios may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

SHORT-TERM TRADING. Each Portfolio intends to manage its portfolio actively in pursuit of its investment objective. A Portfolio may take advantage of short-term trading opportunities that are consistent with its objective. To the extent a Portfolio engages in short-term trading, it may realize short-term capital gains or losses and incur increased transaction costs. See "Taxes" below.

INVESTMENT RESTRICTIONS. The investment objective of the Funds and the Portfolios, together with the investment restrictions described below and in the Statement of Additional Information, except as noted, are deemed fundamental policies, i.e., they may be changed only with the approval of the holders of a majority of the outstanding voting securities of a Fund and its corresponding Portfolio. Each Fund has the same investment restrictions as its corresponding Portfolio, except that each Fund may invest all of its investable assets in another open-end investment company with the same investment objective and restrictions (such as a Portfolio). References below to the Portfolios' investment restrictions also include the Funds' investment restrictions.

      Each Portfolio is classified as "non-diversified" under the 1940 Act, which means that each corresponding Fund is not limited by the 1940 Act with respect to the portion of its assets which may be invested in securities of a single company (although certain diversification requirements are imposed by the Internal Revenue Code of 1986, as amended (the "Code)). The possible assumption of large positions in the securities of a small number of companies may cause the performance of a Fund to fluctuate to a greater extent than that of a diversified investment company as a result of changes in the financial condition or in the market's assessment of the companies. Each Portfolio may not, however, invest more than 10% of its net assets in the securities of any one issuer or invest more than 40% of its net assets in the aggregate in the securities of those issuers with respect to which the Portfolio holds securities comprising in excess of 5% but not more than 10% of its net assets.

      Each Portfolio may not purchase securities or other obligations of issuers conducting their principal business activity in the same industry if its investments in such industry would exceed 25% of the value of the Portfolio's total assets, except this limitation shall not apply to investments in U.S. Government securities. In addition, each Portfolio generally will not borrow money; and each Portfolio may not issue senior securities except as permitted by the 1940 Act or any rule, order or interpretation thereunder.

      For a more detailed discussion of the above investment restrictions, as well as a description of certain other investment restrictions, see "Investment Restrictions" in the Statement of Additional Information.

RISK FACTORS

EQUITY INVESTMENTS. Because the assets of each Equity Portfolio are invested primarily in equity securities, the Equity Portfolios are subject to market risk and the risks associated with the individual companies in which the Portfolios invest, meaning that stock prices in general may decline over short or extended periods of time. As with any equity-based investment company, the investor should be aware that unfavorable economic conditions can adversely affect corporate earnings and cause declines in stock prices.

      With respect to the Provesta Portfolio, investing in equity securities of small companies involves risks not typically associated with investing in comparable securities of large companies. Assets of the Portfolio are invested in companies which may have narrow product lines and limited financial and managerial resources. Since the market for the equity securities of small companies is often characterized by less information and liquidity than that for the equity securities of large companies, the Portfolio's investments can experience unexpected sharp declines in their market prices. Therefore, investments in the Portfolio may be subject to greater declines in value than shares of equity funds investing in the equity securities of large companies.

FIXED INCOME SECURITIES. The value of fixed income securities generally goes down when interest rates go up, and vice versa. Furthermore, the value of fixed income securities may vary based on anticipated or potential changes in interest rates. Changes in interest rates will generally cause bigger changes in the prices of longer-term securities than in the prices of shorter-term securities.

      Prices of fixed income securities fluctuate based on changes in the actual and perceived creditworthiness of issuers. The prices of lower rated securities often fluctuate more than those of higher rated securities. It is possible that some issuers will be unable to make required payments on fixed income securities.


FOREIGN INVESTMENTS. Each Portfolio invests primarily in foreign securities. Investment in securities of foreign issuers involves somewhat different investment risks from those affecting securities of U.S. domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. domestic companies. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign investments as compared to dividends and interest paid to a Portfolio by U.S. domestic companies.

      Investors should realize that the value of a Portfolio's investments in foreign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) currency exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect a Portfolio's operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. Any foreign investments made by the Portfolios must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

      In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of domestic securities exchanges. Accordingly, the Portfolios' foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, purchasers normally pay fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers located in foreign countries than in the United States.

      Since each Portfolio's investments in foreign securities involve foreign currencies, the value of the Portfolio's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, including currency blockage. See "Foreign Currency Exchange Transactions" in the Statement of Additional Information.

EMERGING MARKETS (PROVESTA PORTFOLIO AND INTER-RENTA PORTFOLIO ONLY). Investments in securities of issuers in emerging markets countries may involve a high degree of risk and many may be considered speculative. Investments in developing and emerging markets may be subject to potentially greater risks than those of other foreign issuers. These risks include: (i) the small current size of the markets for such securities and the low volume of trading, which result in less liquidity and in greater price volatility; (ii) certain national policies which may restrict the Portfolio's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iii) foreign taxation; (iv) the absence, until recently, of a capital market structure or market oriented economy as well as issuers without a long period of successful operations; (v) the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in such countries or their neighboring countries; and (vi) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability.

FUTURES, OPTIONS AND WARRANTS. Each Portfolio's successful use of futures, options and warrants depends on the ability of the Adviser to predict the direction of the market or, in the case of hedging transactions, the correlation between market movements and movements in the value of the Portfolio's assets, and is subject to various additional risks. The investment techniques and skills required to use futures, options and warrants successfully are different from those required to select equity securities for investment. The correlation between movements in the price of the futures contract, option or warrant and the price of the securities or financial instruments being hedged is imperfect and the risk from imperfect correlation increases, with respect to stock index futures, options and warrants, as the composition of a Portfolio's portfolio diverges from the composition of the index underlying such stock index futures, options or warrants. If a Portfolio has hedged portfolio securities by purchasing put options or selling futures contracts, the Portfolio could suffer a loss which is only partially offset or not offset at all by an increase in the value of the Portfolio's securities. As noted, a Portfolio may also enter into transactions in future contracts, options and warrants for other than hedging purposes (subject to applicable law), including speculative transactions, which involve greater risk. In particular, in entering into such transactions, a Portfolio may experience losses which are not offset by gains on other portfolio positions, thereby reducing its gross income. In addition, the markets for such instruments may be volatile from time to time, which could increase the risk incurred by a Portfolio in entering into such transactions. The ability of a Portfolio to close out a futures, options or warrants position depends on a liquid secondary market.

      The use of futures contracts potentially exposes the Portfolios to the effects of "leveraging," which occurs when futures are used so a Portfolio's exposure to the market is greater than it would have been if the Portfolio had invested directly in the underlying instruments. Leveraging increases a Portfolio's potential for both gain and loss. As noted above, the Portfolios intend to adhere to certain policies relating to the use of futures contracts, which should have the effect of limiting the amount of leverage by the Portfolios. See "Futures and Option Contracts" in the Statement of Additional Information.

MANAGEMENT OF THE CORPORATION AND THE PORTFOLIO TRUST

      The Board of Directors of the Corporation and the Board of Trustees of the Portfolio Trust provide broad supervision over the affairs of each Fund and each Portfolio, respectively. Each Fund has retained the services of Federated Services Company as administrator, DFM as service agent, Federated Shareholder Services Company as transfer agent and IBT as custodian but has not retained the services of an investment manager or adviser since each Fund seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio. Each Portfolio has retained the services of DFM as investment manager, DWS International Portfolio Management GmbH as investment adviser, Federated Services Company as administrator, IBT (Canada) as fund accounting agent, IBT (Cayman) as off-shore service agent and IBT as custodian.

MANAGER. The Portfolio Trust has retained the services of DFM as investment manager to each Portfolio. DFM, with principal offices at 31 West 52nd Street, New York, New York 10019, is a Delaware corporation and registered investment adviser under the Investment Advisers Act of 1940. DFM is an indirect subsidiary of Deutsche Bank AG, a major global financial institution. Subject to the overall supervision of the Portfolio Trust's Trustees, DFM oversees the day-to-day investment decisions, the execution of portfolio transactions and the general management of each Portfolio's investments. Under its investment management agreement with the Portfolio Trust (the "Management Agreement"), DFM is permitted, subject to the approval of the Board of Trustees of the Portfolio Trust, to delegate to a third party responsibility for the day-to-day investment decisions and the execution of portfolio transactions with respect to each Portfolio. DFM retains overall responsibility, however, for the investment management program for each Portfolio. See "Manager" in the Statement of Additional Information.

      As compensation for the services rendered and related expenses borne by DFM under the Management Agreement with the Portfolio Trust with respect to each Equity Portfolio, DFM receives a fee from each Equity Portfolio, which is computed daily and may be paid monthly, equal to 0.85% of the average daily net assets of each Equity Portfolio on an annualized basis for the Portfolio's then-current fiscal year. As compensation for the services rendered and related expenses borne by DFM under the Management Agreement with the Portfolio Trust with respect to each Bond Portfolio, DFM receives a fee from each Bond Portfolio, which is computed daily and may be paid monthly, equal to 0.75% of the average daily net assets of each Bond Portfolio on an annualized basis for the Portfolio's then-current fiscal year. See also "Expenses."

      Under a separate agreement, DFM also acts as service agent to the Funds. See "Service Agent" below.

ADVISER. Pursuant to an investment advisory agreement ("Advisory Agreement") between DFM and DWS International Portfolio Management GmbH, the Adviser provides investment advice and portfolio management services to each Portfolio. Subject to the overall supervision of DFM, the Adviser conducts the day-to-day investment decisions of each Portfolio and arranges for the execution of portfolio transactions.

      The Adviser is a registered investment adviser and an indirect subsidiary of Deutsche Bank AG. The offices of the Adviser are located at Gruneburgweg 113-115, 60323 Frankfurt am Main, Germany.

      For these services, the Adviser receives from DFM a fee, which is computed daily and may be paid monthly, equal to 0.60% of the average daily net assets of each Equity Portfolio and 0.50% of the average daily net assets of each Bond Portfolio on an annualized basis for the Portfolio's then-current fiscal year.

PERFORMANCE INFORMATION

      Each of the European Mid-Cap Fund, German Equity Fund, Japanese Equity Fund, Global Bond Fund and German Bond Fund, through its investment in its corresponding Portfolio, is designed to produce investment results as similar to Provesta, Investa, DWS Japan-Fonds, Inter-Renta and DWS Deutsche Renten Typ-O (each a "DWS Fund" and collectively the "DWS Funds), respectively, as possible under the existing circumstances. Each Fund's investment objective, policies and restrictions are the same as its corresponding DWS Fund except as noted. The Adviser is an affiliate of DWS Deutsche Gesellschaft fur Wertpapiersparen GmbH, the investment manager of the DWS Funds ("DWS"). The Adviser will manage the investment operations of each Portfolio with a portfolio manager and staff of investment professionals that is composed of the same persons as those that manage and have full discretionary authority over the selection of investments for the corresponding DWS Fund. The portfolio manager for the Provesta Portfolio and Investa Portfolio and their corresponding DWS Funds is Elisabeth Weisenhorn, who has been with DWS for over 5 years and has been the portfolio manager of Provesta and Investa since August 1, 1991. The portfolio manager for the DWS Japan Portfolio and its corresponding DWS Fund is Hannah Cunliffe, who has been with DWS since February 1, 1994 and prior to that time was a market analyst for DB Research. Ms. Cunliffe has been the portfolio manager of DWS Japan-Fonds since May 1, 1994. The portfolio manager for the Inter-Renta Portfolio and its corresponding DWS Fund is Heinz-Wilheim Fesser, who has been with DWS for over 5 years and has been the portfolio manager of Inter-Renta since January 1, 1994. The portfolio manager for the German Bond Portfolio and its corresponding DWS Fund is Johannes Muller, who has been with the DWS Manager since January 1, 1994 and prior to that time was a student at Innsbruck/Austria. Mr. Muller has been the portfolio manager of Deutsche Renten Typ-O since January 1, 1996.


                         PRIOR PERFORMANCE OF DWS FUNDS

      The Funds and the Portfolios commenced operations in 1997 and have no operating or performance history. As indicated above, each Portfolio is modeled after and will be managed by the same staff of investment professionals as its corresponding DWS Fund.

      Below you will find information about the performance of each corresponding DWS Fund. Although each Fund and its corresponding Portfolio have the same investment objectives, policies and restrictions as their corresponding DWS Fund, and each Portfolio has the same staff of investment professionals and the same portfolio manager as its corresponding DWS Fund, the DWS Funds are separate funds and you should not assume that a Fund offered by this Prospectus will have the same future performance as its corresponding DWS Fund. For example, a Fund's future performance may be better or worse than the performance of its corresponding DWS Fund due to, among other things, differences in expenses and cash flows of the two funds. In addition, the past performance of the DWS Funds is not predictive of the future performance of the Funds or their corresponding Portfolios.

      The following tables show the average annualized total return for the DWS Funds for the one-, three-, five- and ten-year periods (or the life of the Fund if a period is not yet applicable) ended March 31, 1997 and of securities indexes believed by the Adviser to be composed of securities comparable in their respective markets to the investments of the Portfolios and the DWS Funds. These figures are based on the actual gross investment performance of the DWS Funds with the adjustments indicated below:

Periods Ended 3/31/97

                                                    PROVESTA1
                                                                        [APPROP.
               Historical Performance    Historical Performance         INDEX
               Reflecting Actual         Adjusted to Reflect Max.       INFO. TO
               German Expense Ratio2,3   U.S. Expense Ratio (Class A)3  COME]4
               IN DEM    IN U.S.$        IN DEM     IN U.S.$

One Year       37.82%    21.22%          35.86%     19.50%
Three Years    14.79%    14,68%          13.16%     13.03%
Five Years     14.57%    14.09%          12.94%     12.47%
Ten Years      11.84%    12.87%          10.25%     11.07%

1 Assets as of 3/31/97 were DM 3,078 million ($1,770 million). Provesta commenced investment operations in November, 1985.

2 Provesta's historical annual expense ratio for all periods indicated above was 0.50% of net assets.

3 The table above reflects no deduction for sales charges. Set forth below is Provesta's performance adjusted to reflect deduction for the maximum sales charge applicable to Class A Shares and the Fund's anticipated expense ratio:

                  Historical Performance Reflecting Maximum
                  U.S. expense Ratio and U.S. Sales Load (Class A)
                  IN DEM                    IN U.S. $
One Year          28.39%                     12.93%
Three Years       11.05%                     10.92%
Five Years        11.67%                     11.20%
Ten Years          9.63%                     10.44%

4 [DESCRIPTION OF INDEX TO COME]

                                                     INVESTA1
                                                                        [APPROP.
                 Historical Performance   Historical Performance           INDEX
                 Reflecting Actual        Adjusted to Reflect Max.      INFO. TO
                 German Expense Ratio2,3  U.S. Expense Ratio (Class A)3  COME]4
                 IN DEM    IN U.S.$       IN DEM     IN U.S.$
One Year         40.58%    23.65%         36.58%     21.89%
Three Years      18.01%    17.88%         16.33%     16.21%
Five Years       15.11%    14.63%         13.48%     13.00%
Ten Years        11.17%    11.99%          9.59%     10.40%

1 Assets as of 3/31/97 were DM 1,387 million ($798 million). Investa commenced investment operations in December, 1956.

2 Investa's historical annual expense ratio for all periods indicated above was 0.50% of net assets.

3 The table above reflects no deduction for sales charges. Set forth below is Investa's performance adjusted to reflect deduction for the maximum sales charge applicable to Class A Shares and the Fund's anticipated expense ratio:

                  Historical Performance Reflecting Maximum
                  U.S. expense Ratio and U.S. Sales Load (Class A)
                  IN DEM                    IN U.S. $
One Year          30.96%                     15.19%
Three Years       14.16%                     14.04%
Five Years        12.20%                     11.73%
Ten Years          8.97%                      9.78%

4 [DESCRIPTION OF INDEX TO COME]

                                DWS JAPAN-FONDS1
                                                                        [APPROP.
                  Historical Performance    Historical Performance        INDEX
                  Reflecting Actual         Adjusted to Reflect Max.    INFO. TO
                  German Expense Ratio2,3   U.S. Expense Ratio (Class A)3 COME]4
                  IN DEM    IN U.S.$        IN DEM     IN U.S.$
One Year          -9.51%    -20.27%         -10.79     -21.40%
Three Years       -2.03%     -2.15%          -3.42%     -3.54%
Since Inception5  8.77%       8.53%           7.23%      6.99%

1 Assets as of 3/31/97 were DM 739 million ($425 million).

2 DWS Japan-Fonds historical annual expense ratio for all periods indicated above was 0.50% of net assets.

3 The table above reflects no deduction for sales charges. Set forth below is DWS Japan-Fonds's performance adjusted to reflect deduction for the maximum sales charge applicable to Class A Shares and the Fund's anticipated expense ratio:

                  Historical Performance Reflecting Maximum
                  U.S. expense Ratio and U.S. Sales Load (Class A)
                    IN DEM                    IN U.S. $
One Year            -15.70%                   -25.72%
Three Years          -5.23%                    -5.34%
Since Inception5      6.00%                     5.77%

4 [DESCRIPTION OF INDEX TO COME]

5 Inception date is April, 1992.

                                  INTER-RENTA1
                                                                        [APPROP.
                Historical Performance   Historical Performance         INDEX
                Reflecting Actual        Adjusted to Reflect Max.       INFO. TO
                German Expense Ratio2,3  U.S. Expense Ratio (Class A)3  COME]4
                IN DEM    IN U.S.$       IN DEM     IN U.S.$
One Year        15.83%     1.88%          14.69%      0.88%
Three Years      6.88%     6.75%           5.83%      5.70%
Five Years       7.59%     7.13%           6.53%      6.08%
Ten Years        7.97%     8.78%           6.91%      7.71%

1 Assets as of 3/31/97 were DM 19,442 million ($11,179 million). Inter-Renta commenced investment operations in July, 1969

2 Inter-Renta's historical annual expense ratio for all periods indicated above was 0.50% of net assets.

3 The table above reflects no deduction for sales charges. Set forth below is Inter-Renta's performance adjusted to reflect deduction for the maximum sales charge applicable to Class A Shares and the Fund's anticipated expense ratio:

                  Historical Performance Reflecting Maximum
                  U.S. expense Ratio and U.S. Sales Load (Class A)
                  IN DEM                    IN U.S. $
One Year          9.53%                     -3.66%
Three Years       4.22%                      4.09%
Five Years        5.56%                      5.10%
Ten Years         6.42%                      7.22%


4 [DESCRIPTION OF INDEX TO COME]

                           DWS DEUTSCHE RENTEN TYP-O1
                                                                        [APPROP.
                 Historical Performance   Historical Performance        INDEX
                 Reflecting Actual        Adjusted to Reflect Max.      INFO. TO
                 German Expense Ratio2,3  U.S. Expense Ratio (Class A)3  COME]4
                 IN DEM    IN U.S.$       IN DEM     IN U.S.$

One Year           8.04%     -4.96%         7.52      -5.42%
Since Inception5  10.25%      6.39%         9.72%      5.88%


1 Assets as of 3/31/97 were DM 313 million ($180 million).

2 DWS Deutsche Renten Typ-O's historical annual expense ratio for all periods indicated above was 0.50% of net assets.

3 The table above reflects no deduction for sales charges. Set forth below is DWS Deutsche Renten Typ-O's performance adjusted to reflect deduction for the maximum sales charge applicable to Class A Shares and the Fund's anticipated expense ratio:

                  Historical Performance Reflecting Maximum
                  U.S. expense Ratio and U.S. Sales Load (Class A)
                    IN DEM                    IN U.S. $
One Year            2.68%                     -9.67%
Since Inception5    7.50%                      3.73%

4 [DESCRIPTION OF INDEX TO COME]

5 Inception date is December 1994.

                                    ---------

         The above results are shown in U.S. dollars on the basis of conversion at the rate of DM values to U.S. dollars at the end of each month. The results assume all dividends and capital gain distributions have been reinvested with no sales charge.


      Results do not reflect elimination of German taxes paid by the DWS Funds, although the Portfolios will not be subject to such taxes. However, the Funds will be subject to any applicable foreign withholding or other taxes in the countries in which the companies in which the Portfolios invest are organized or doing business. Such taxes would apply generally only to dividend and, in some cases, interest income and the Funds may be entitled to a refund of all or a portion of such taxes under an applicable income tax treaty. Accordingly, it is anticipated that the net effect of these various tax differences will not materially affect the performance results of the Funds compared to those of the DWS Funds.

      The investment characteristics of each Portfolio, such as industry diversification, country diversification, portfolio beta, portfolio quality, average maturity of fixed-income assets and equity/non-equity mix will closely resemble the investment characteristics of its corresponding DWS Fund. However, each Portfolio may differ from its corresponding DWS Fund in certain respects, none of which the Adviser believes would cause a significant change in investment results. Differences which investors may note are indicated below:

-- The DWS Funds may invest in securities issued by Deutsche Bank AG and its affiliated persons, but the Portfolios may not invest in securities issued by Deutsche Bank AG or its affiliated persons that are in securities-related businesses.

-- The DWS Funds may trade as principal with Deutsche Bank AG and its affiliated persons, but the Portfolios may not.

-- The DWS Funds are not subject to the U.S. Internal Revenue Code requirements for qualification as a regulated investment company, but the Funds, and, in effect the Portfolios, are. Among other things, these requirements (i) prohibit each Fund from deriving 30% or more of its gross income from dispositions of securities and certain other investments held for less than three months, and (ii) require each Fund to diversify so that, as to 50% of its holdings at the end of each fiscal quarter, no securities position in any single issuer represents over 5% of its total assets or 10% of the voting securities of such issuer, and as to such Fund's entire holdings at the end of each fiscal quarter no securities position in any single issuer represents over 25% of the Fund's total assets (subject in all cases to exceptions for U.S. Government securities and certain other investments).

ADMINISTRATOR. Under an administration agreement with each of the Corporation and the Portfolio Trust, Federated Services Company serves as Administrator to the Funds and the Portfolios, respectively. In connection with its responsibilities as Administrator of the Funds and the Portfolios, Federated Services Company (i) furnishes ordinary clerical and related services for day-to-day operations including certain recordkeeping responsibilities; (ii) monitors the calculation and payment of dividends and distributions; and (iii) performs such administrative oversight of the activities of the service providers as the Corporation's Directors may direct from time to time. In addition, in connection with its responsibilities as Administrator of the Funds, Federated Services Company is responsible for (i) the registration of sufficient

Fund shares under federal securities laws; (ii) the authorization and projection of expenses; and (iv) the preparation and distribution of material to the Directors of the Corporation.

      As Administrator of the Funds, Federated Services Company receives a fee from each Fund, which is computed daily and may be paid monthly, at the annual rate of 0.075% of the average daily net assets of each Fund up to $500 million and []% of the average daily net assets of each Fund greater than $500 million on an annualized basis for the Fund's then-current fiscal year. The Administrator of the Funds will receive a minimum fee of $[] per Fund annually.

      As Administrator of the Portfolios, Federated Services Company receives a fee from each Portfolio, which is computed daily and may be paid monthly, at the annual rate of 0.035% of the average daily net assets of each Portfolio up to $500 million and []% of the average daily net assets of each Portfolio greater than $500 million on an annualized basis for the Portfolio's then-current fiscal year. The Administrator of the Portfolios will receive a minimum fee of $[] per Portfolio annually.

OFF-SHORE AGENT. Under an off-shore service agreement with the Portfolio Trust, IBT (Cayman) provides certain services to the Portfolios, including (i) the maintenance of books and records; (ii) the filing of regulatory documents; (iii) the distribution of materials to the Trustees of the Portfolio Trust; and (iv) the authorization of expenses.

      As Off-Shore Agent of the Portfolios, IBT (Cayman) receives a fee from each Portfolio, which is computed daily and may be paid monthly, at the annual rate of $5,000.

SERVICE AGENT. Under a Service Agent Agreement with the Corporation, DFM provides, among other things, certain oversight services with respect to the service providers of each Fund.

      Under the Service Agent Agreement, DFM receives a fee from each Fund, which is computed daily and may be paid monthly, at the annual rate of 0.075% of the average daily net assets of each Fund up to $500 million and 0.050% of the average daily net assets of each Fund greater than $500 million on an annualized basis for the Fund's then-current fiscal year. The Service Agent will receive a minimum fee of $20,000 per Fund annually.

DISTRIBUTOR. Edgewood serves as principal distributor for Shares of each Fund. Edgewood is located at Federated Investors Tower, Pittsburgh, Pennsylvania 15222- 3779. It is a New York corporation organized on October 26, 1993, and is the principal distributor for a number of investment companies. Edgewood is a subsidiary of Federated Investors.

      State securities laws may require certain Financial Intermediaries (as defined below) such as depository institutions to register as dealers. The Distributor will pay dealers an amount equal to 5.5% of the net asset value of Class B Shares purchased by their clients or customers. These payments will be made directly by the Distributor from its assets, and will not be made from the assets of a Fund. Dealers may voluntarily waive receipt of all or any portion of these payments. The Distributor may pay a portion of the distribution fee discussed below to Financial Intermediaries (as defined below) that waive all or any portion of the advance payments.

      Under a distribution plan adopted in accordance with Rule 12b-1 of the 1940 Act (the "Distribution Plan"), Class B Shares of each Fund will pay a fee to the Distributor in an amount computed at an annual rate of 0.75% of the average daily net assets of the Fund represented by Class B Shares to finance any activity which is principally intended to result in the sale of Class B Shares of the Fund subject to the Distribution Plan. Because distribution fees to be paid by a Fund to the Distributor may not exceed an annual rate of 0.75% of Class B Shares' average daily net assets, it will take the Distributor a number of years to recoup the expenses it has incurred for its sales services and distribution- related support services pursuant to the Plan.

      The Distribution Plan is a compensation type plan. As such, a Fund makes no payments to the Distributor except as described above. Therefore, a Fund does not pay for unreimbursed expenses of the Distributor, including amounts expended by the Distributor in excess of amounts received by it from a Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor's overhead expenses. However, the Distributor may be able to recover such amounts or may earn a profit from future payments made by Shares under the Distribution Plan.

      The Distributor may pay financial intermediaries ("Financial Intermediaries") supplemental fees up to 0.25% of the amounts invested for the performance of shareholder services. Such fees are borne by the Funds and the schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by each Fund and the Distributor.

      The Distributor may pay Financial Intermediaries a fee of up to 0.25% of the amount invested in Fund shares by employees participating in qualified or non-qualified employee benefit plans or other programs where (i) the employers or affiliated employers maintaining such plans or programs have a minimum of 250 employees eligible for participation in such plans or programs, or (ii) such plan's or program's aggregate investment in the series of the Corporation (the "Deutsche Funds") or certain other products made available by the Distributor to such plans or programs is $1,000,000 or more ("Eligible Benefit Plans"). Shares in the Deutsche Funds then held by Eligible Benefit Plans will be aggregated to determine the fee payable. The Distributor reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own funds, other than amounts received from the Funds, including past profits or any other source available to it. Such payments are subject to a reclaim from the Financial Intermediary should the assets leave the plan or program within 12 months after purchase.

      Furthermore, with respect to Class A Shares and Class B Shares, the Distributor may offer to pay a fee from its own assets to Financial Intermediaries as financial assistance for providing substantial sales services, distribution related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of a Fund. Such assistance will be predicated upon the amount of Shares the Financial Intermediary sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the Financial Intermediary. Any payments made by the Distributor may be reimbursed by the Adviser or its affiliates.

TRANSFER AGENT, CUSTODIAN AND FUND ACCOUNTANT. Federated Shareholder Services Company, Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779, serves as the transfer agent and dividend disbursing agent for each Fund. IBT, 89 South Street, Boston, MA 02111 acts as the custodian of each Fund's and each Portfolio's assets. Securities held for a Portfolio may be held by a sub-custodian bank approved by the Trustees or Custodian of the Portfolio Trust. IBT (Canada) provides fund accounting services to the Funds and the Portfolios, including (i) calculation of the daily net asset value for the Funds and the Portfolios; (ii) responsibility for compliance with all applicable federal and state securities and other regulatory requirements; and (iii) monitoring each Fund's and Portfolio's compliance with the requirements applicable to a regulated investment company under the Code.

EXPENSES. In addition to the fees payable under the various agreements discussed above, each Fund and each Portfolio is responsible for usual and customary expenses associated with its respective operations. Such expenses include organization expenses, legal fees, accounting expenses, insurance costs, the compensation and expenses of the Directors or Trustees, as the case may be, registration fees under applicable securities laws, fund accounting fees, custodian fees and extraordinary expenses. For each Fund, such expenses also include transfer, registrar and dividend disbursing costs, and the expenses of printing and mailing reports and notices and proxy statements to Fund shareholders. For each Portfolio, such expenses also include brokerage expenses.

      DFM has agreed that it will reimburse each Fund through at least [DATE], 1998 to the extent necessary to maintain each Fund's total operating expenses (which includes expenses of the Fund and its corresponding Portfolio but does not cover extraordinary expenses during the period) at not more than 1.95%, 2.50%, 1.50% and 2.00% of the average annual net assets of Class A Shares of the Equity Funds, the Class B Shares of the Equity Funds, the Class A Shares of the Bond Funds and the Class B shares of the Bond Funds, respectively. There is no assurance that DFM will continue this reimbursement beyond the specified period.

EXPENSES OF CLASS A SHARES AND CLASS B SHARES. Holders of Class A Shares and Class B Shares pay their allocable portion of a Fund's expenses. At present, the only expenses which are allocated specifically to Class A Shares and Class B Shares as classes are expenses under the Distribution Plan and fees for shareholder services. However, the Directors reserve the right to allocate certain other expenses to holders of Class A Shares and Class B Shares ("Class Expenses"). In any case, Class Expenses would be limited to: distribution fees; transfer agent fees as identified by the Transfer Agent as attributable to holders of Class A Shares and Class B Shares; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the Securities and Exchange Commission and to state securities commissions; expenses related to administrative personnel and services as required to support holders of Class A Shares and Class B Shares; legal fees relating solely to Class A Shares or Class B Shares; and Directors' fees incurred as a result of issues related solely to Class A Shares or Class B Shares.

PORTFOLIO BROKERAGE. The estimated annual portfolio turnover rate for the Provesta Portfolio, Investa Portfolio, DWS Japan Portfolio, Inter-Renta Portfolio and German Bond Portfolio is generally not expected to exceed []%, []%, []%, []% and []%, respectively. A 100% annual turnover rate would occur, for example, if all portfolio securities (excluding short-term obligations) were replaced once in a period of one year. The amount of brokerage commissions and taxes on realized capital gains to be borne by the shareholders of a Fund tend to increase as the level of portfolio activity increases.

      In effecting securities transactions, the Adviser seeks to obtain the best price and execution of orders. In selecting a broker, the Adviser considers a number of factors including: the broker's ability to execute orders without disturbing the market price; the broker's reliability for prompt, accurate confirmations and on-time delivery of securities; the broker's financial condition and responsibility; the research and other investment information provided to the Adviser by the broker; and the commissions charged. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if the Adviser determines in good faith that the amount of such commissions is reasonable in relation to the value of the brokerage services and research information provided by such broker.

      The Adviser may direct a portion of a Portfolio's securities transactions to certain unaffiliated brokers which in turn use a portion of the commissions they receive from a Portfolio to pay other unaffiliated service providers on behalf of that Portfolio for services provided for which the Portfolio would otherwise be obligated to pay. Such commissions paid by a Portfolio are at the same rate paid to other brokers for effecting similar transactions in listed equity securities.

      Deutsche Bank AG or one of its subsidiaries or affiliates may act as one of the principal agents of the Portfolios in the purchase and sale of portfolio securities when, in the judgment of the Adviser, that firm will be able to obtain a price and execution at least as favorable as other qualified brokers. As one of the principal brokers for the Portfolios, Deutsche Bank AG receives brokerage commissions from each Portfolio.

      On those occasions when Deutsche Bank AG deems the purchase or sale of a security to be in the best interests of a Portfolio as well as other customers, Deutsche Bank AG, to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for a Portfolio with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions, if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction are made by Deutsche Bank AG in the manner it considers to be most equitable and consistent with its fiduciary obligations to its customers, including the Portfolio. In some instances, this procedure might adversely affect a Portfolio.

INVESTING IN THE FUNDS

      Each Fund offers investors two classes of Shares that carry sales charges and contingent deferred sales charges in different forms and amounts and which bear different levels of expenses.

CLASS A SHARES. An investor who purchases Class A Shares of a Fund pays a maximum sales charge of 5.50% for the Equity Funds and 4.50% for the Bond Funds at the time of purchase. Certain purchases of Class A Shares are not subject to a sales charge. See "Purchase of Shares - Investing in Class A Shares." As a result, Class A Shares are not subject to any charges when they are redeemed (except for special programs offered under "Purchase of Shares - Purchases with

Proceeds From Redemptions of Unaffiliated Investment Companies.") Certain purchases of Class A Shares qualify for reduced sales charges. See "Purchase of Shares - Reducing or Eliminating the Sales Charge." Class A Shares have no conversion feature.

CLASS B SHARES. Class B Shares of each Fund are sold without an initial sales charge, but are subject to a contingent deferred sales charge in accordance with the following schedule:


                                                                 Contingent
                            Year of Redemption                   Deferred
                            AFTER PURCHASE                       SALES CHARGE
                            --------------                       ------------
                            First                                5.00%
                            Second                               4.00%
                            Third                                3.00%
                            Fourth                               3.00%
                            Fifth                                2.00%
                            Sixth                                1.00%
                            Seventh and thereafter               0.00%

      Class B Shares also bear a 12b-1 fee while Class A Shares do not bear such a fee. Class B Shares will automatically convert into Class A Shares, based on relative net asset value, on or about the fifteenth of the month eight full years after the purchase date. Class B Shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but (until conversion) will have a higher expense ratio and pay lower dividends than Class A Shares due to the higher 12b-1 fees.

PURCHASE OF SHARES

      Shares of each Fund are sold on days on which the New York Stock Exchange is open. Shares of a Fund may be purchased as described below, either through a Financial Intermediary (such as a bank or broker/dealer which has a sales agreement with the Distributor) or by sending a wire or a check directly to the Fund, with a minimum initial investment of $5000 for Class A Shares and Class B Shares. Additional investments can be made for as little as $500. The minimum subsequent investment for retirement plans is only $100. (Financial Intermediaries may impose different minimum investment requirements on their customers.)

      In connection with any sale, the Distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Funds reserve the right to reject any purchase request. An account must be established through a Financial Intermediary or by completing, signing, and returning the new account form available from the Funds before Shares can be purchased.

INVESTING IN CLASS A SHARES

      Class A Shares of each Fund are sold at their net asset value next determined after an order is received, plus a sales charge as follows:

                                  EQUITY FUNDS

                                            Sales Charge      Dealer
                           Sales Charge as  as a Percentage   Concession
                           a Percentage     of Net            As a Percentage
Amount of                  Offering         Amount            of Public
TRANSACTION                PRICE            INVESTED          OFFERING PRICE
-----------                -----            --------          --------------
Less than  $50,000           []%               []%                   []%
$50,000 but less
 than $100,000               []%               []%                   []%
$100,000 but less
 than $250,000               []%               []%                   []%
$250,000 but less
 than $500,000               []%               []%                   []%
$500,000 but less
 than $1 million             []%               []%                   []%
$1 million or
 greater                     []%               []%                   []%

                                   BOND FUNDS

                                            Sales Charge      Dealer
                           Sales Charge as  as a Percentage   Concession
                           a Percentage     of Net            As a Percentage
Amount of                  Offering         Amount            of Public
TRANSACTION                PRICE            INVESTED          OFFERING PRICE
-----------                -----            --------          --------------
Less than  $50,000           []%               []%                  []%
$50,000 but less
 than $100,000               []%               []%                  []%
$100,000 but less
 than $250,000               []%               []%                  []%
$250,000 but less
 than $500,000               []%               []%                  []%
$500,000 but less
 than $1 million             []%               []%                  []%
$1 million or
 greater                     []%               []%                  []%

DEALER CONCESSION. For sales of Class A Shares, a dealer will normally receive up to 90% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the Distributor. However, the Distributor may offer to pay dealers up to 100% of the sales charge received by it. Such payments may take the form of cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Funds or other special events at recreational-type facilities, or items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell a significant amount of Shares. Payments to Dealers are based on the original purchase price of Shares outstanding at each month end.

     The sales charge for Shares sold other than through registered broker/dealers will be retained by the Distributor. The Distributor may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the initiation of customer accounts and purchases of Shares.

REDUCING OR ELIMINATING THE SALES CHARGE. The sales charge can be reduced or eliminated on the purchase of Class A Shares through:

            o    quantity discounts and accumulated purchases;
            o    concurrent purchases;

            o signing a 13-month letter of intent;
            o using the reinvestment privilege; or
            o purchases with proceeds from redemptions of
              unaffiliated investment company shares.

SALES CHARGE WAIVER. Sales charges may be waived on Class A Shares of the Fund (subject to appropriate documentation furnished to the Distributor as it may request from time to time in order to verify eligibility for this privilege) if purchased by:

1. Full-time employees of National Association of Securities Dealers, Inc. "NASD") member firms and full-time employees of other Financial Institutions which have entered into a supplemental agreement with the Distributor pertaining to the sale of Fund shares, either for themselves directly or pursuant to an employee benefit plan or other program, or for their spouses or minor children. This privilege also applies to full-time employees of Financial Institutions affiliated with NASD member firms whose full-time employees are eligible to purchase Class A Shares at net asset value;

2. Current full-time, part-time or retired employees of Deutsche Bank AG and its affiliates or subsidiaries, current or former directors or trustees of Deutsche Bank AG and its affiliates or subsidiaries, current or former Board members of a fund advised by Deutsche Bank AG or any of its affiliates or subsidiaries, including the Directors of the Corporation, or the spouse or minor child of the foregoing, including an employee of Deutsche Bank AG or any of its affiliates or subsidiaries who act as custodian for a minor child;

3. Registered representatives, bank trust officers, certified financial planners and other employees (and their immediate families) of investment professionals who have entered into a supplemental agreement with the Distributor;

4. IRA Rollover accounts sponsored by Deutsche Bank Trust Company or any of its affiliates, provided that the distribution proceeds are made from a qualified retirement plan or from a 403(b)(7) plan that is sponsored by Deutsche Bank Trust Company or any of its affiliates, and provided that, at the time of such distribution, such qualified retirement plan or 403(b)(7) plan met the requirements of an Eligible Benefit Plan and all or a portion of such plan's assets were invested in the Deutsche Funds or certain other products made available by the Distributor to such plans;

5. As part of an Eligible Benefit Plan having a minimum of 250 eligible employees or a minimum of $1,000,000 invested in Deutsche Funds;

6. Investor accounts through certain broker-dealers and other Financial Intermediaries that have entered into supplemental agreements with the Distributor, which include a requirement that such shares be sold for the benefit of clients participating in a "wrap account" or similar program under which such clients pay a fee to the broker-dealer or other Financial Intermediary, or such other accounts to which the broker-dealer or other Financial Intermediary charges an asset management fee;

7. Qualified separate accounts maintained by an insurance company pursuant to the laws of any State or territory of the United States;

8. Trust companies and bank trust departments, including Deutsche Bank Trust Company and its affiliates, initially investing at least $100,000 of assets held in a fiduciary, agency, advisory, custodial or similar capacity on behalf of any one of their investor clients;

9. Accounts investing $100,000 or more by (1) a State or territory of the United States, county, city or instrumentality thereof, (2) charitable organizations as defined under Section 501(c)(3) of the Code, and (3) charitable remainder trusts or life income pools as defined under Section 501(c)(3) of the Code;

10. Any other investor, including a private investment vehicle such as a family trust or foundation which is a member of a qualified group, as determined by the Distributor,provided that the group as a whole initially invests $100,000 or more.

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES. Larger purchases reduce the sales charge paid. A Fund will combine purchases of Class A Shares made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

 If an additional purchase of Class A Shares is made in a Fund, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Class A Shares of an Equity Fund having a current value at the public offering price of $30,000 and he purchases $20,000 more at the current public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 4.50%, not 5.50%.

 To receive the sales charge reduction, the Distributor must be notified by the shareholder in writing or by his Financial Intermediary at the time the purchase is made that Class A Shares are already owned or that purchases are being combined. A Fund will reduce the sales charge after it confirms the purchases.

CONCURRENT PURCHASES. For purposes of qualifying for a sales charge reduction, a shareholder has the privilege of combining concurrent purchases of Class A Shares of two or more of the Deutsche Funds, the purchase price of which includes a sales charge. For example, if a shareholder concurrently invested $30,000 in one of the Class A Shares in the Deutsche Funds with a sales charge, and $20,000 in another Fund, the sales charge would be reduced to reflect a $50,000 purchase.

 To receive this sales charge reduction, the Distributor must be notified by the shareholder in writing or by his Financial Intermediary at the time the concurrent purchases are made. A Fund will reduce the sales charge after it the purchases are confirmed.

LETTER OF INTENT. If a shareholder intends to purchase at least $50,000 of Class A Shares of the Deutsche Funds (excluding the Deutsche U.S. Money Market Fund) over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the Custodian to hold up to the maximum sales charge of the total amount intended to be purchased in escrow (in Shares) until such purchase is completed.

 The Shares held in escrow in the shareholder's account will be released upon fulfillment of the letter of intent or the end of the 13-month period, whichever comes first. If the amount specified in the letter of intent is not purchased, an appropriate number of escrowed Shares may be redeemed in order to realize the difference in the sales charge.

 While this letter of intent will not obligate the shareholder to purchase Shares, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any Shares of any Deutsche Fund, excluding the Deutsche U.S. Money Market Fund, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. Prior trade prices will not be adjusted.

REINVESTMENT PRIVILEGE. If Class A Shares in a Fund have been redeemed, the shareholder has the privilege, within 120 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. The Distributor must be notified by the shareholder in writing or by his Financial Intermediary of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his Class A Shares in a Fund, there may be tax consequences.

PURCHASES WITH PROCEEDS FROM REDEMPTIONS OF UNAFFILIATED INVESTMENT COMPANIES. Investors may purchase Class A Shares at net asset value, without a sales charge, with the proceeds from the redemption of shares of an unaffiliated investment company that were purchased or sold with a sales charge or commission and were not distributed by the Distributor. The purchase must be made within 60 days of the redemption, and the Distributor must be notified by the investor in writing, or by his Financial Intermediary, at the time the purchase is made. From time to time, a Fund may offer dealers a payment of []% for Shares purchased under this program. If Shares are purchased in this manner, redemptions of these Shares will be subject to a contingent deferred sales charge for one year from the date of purchase. Shareholders will be notified prior to the implementation of any special offering as described above.

INVESTING IN CLASS B SHARES. Class B Shares are sold at their net asset value next determined after an order is received. While Class B Shares are sold without an initial sales charge, under certain circumstances described under "Contingent Deferred Sales Charge-Class B Shares," a contingent deferred sales charge may be applied by the Distributor at the time Class B Shares are redeemed.

CONVERSION OF CLASS B SHARES. Class B Shares will automatically convert into Class A Shares on or about the fifteenth of the month eight full years after the purchase date, except as noted below. Such conversion will be on the basis of the relative net asset values per share, without the imposition of any sales charge, fee, or other charge. Class B Shares acquired by exchange from Class B Shares of another Deutsche Fund will convert into Class A Shares based on the time of the initial purchase. For purposes of conversion to Class A Shares, Shares purchased through the reinvestment of dividends and distributions paid on Class B Shares will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder's account (other than those in the sub-account) convert to Class A Shares, an equal pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares. The conversion of Class B Shares to Class A Shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversions will not constitute taxable events for federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class B Shares to Class A Shares will not occur if such ruling or opinion is not available. In such event, Class B Shares would continue to be subject to higher expenses than Class A Shares for an indefinite period.

 Orders for $[] or more of Class B Shares will automatically be invested in Class A Shares.

PURCHASING SHARES THROUGH A FINANCIAL INTERMEDIARY. An investor may call his Financial Intermediary (such as a bank or an investment dealer) to place an order to purchase Shares. Orders placed through a Financial Intermediary are considered received when the Fund is notified of the purchase order or when payment is converted into federal funds. Purchase orders through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other Financial Intermediaries must be received by the Financial Intermediary and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the Financial Intermediary's responsibility to transmit orders promptly. Financial Intermediaries may charge additional fees for their services.

 The Financial Intermediary which maintains investor accounts in Class B Shares with a Fund must do so on a fully disclosed basis unless it accounts for share ownership periods used in calculating the contingent deferred sales charge (see "Contingent Deferred Sales Charge"). In addition, advance payments made to Financial Intermediaries may be subject to reclaim by the Distributor for accounts transferred to Financial Intermediaries which do not maintain investor accounts on a fully disclosed basis and do not account for share ownership periods.

PURCHASING SHARES BY WIRE. Once an account has been established, Shares may be purchased by Federal Reserve wire by calling the Transfer Agent. All information needed will be taken over the telephone, and the order is considered received when IBT receives payment by wire. Federal funds should be wired as follows:
[WIRE ADDRESS]; For Credit to: (Fund Name) (Fund Class); (Fund Number, this number can be found on the account statement or by contacting the Fund); Account Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number [#]. Shares cannot be purchased by wire on holidays when wire transfers are restricted.

PURCHASING SHARES BY CHECK. Once an account has been established, Shares may be purchased by sending a check made payable to the name of the specific Fund (designate class of Shares and account number) to: Deutsche Family of Funds, Inc., 2nd Federated Square, Pittsburgh, PA 15222. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received).

SPECIAL PURCHASE FEATURES

SYSTEMATIC INVESTMENT PROGRAM. Once a Fund account has been opened with the minimum initial investment, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in a Fund at the net asset value next determined after an order is received by the Fund, plus the sales charge, if applicable. Shareholders should contact their Financial Intermediary or the Funds directly to participate in this program.

RETIREMENT PLANS. Fund Shares can be purchased as an investment for retirement plans or IRA accounts. For further details, contact the Funds and consult a tax adviser.

EXCHANGE PRIVILEGE

CLASS A SHARES. Class A shareholders may exchange all or some of their Shares for Class A Shares of other Deutsche Funds at net asset value. None of the Deutsche Funds imposes any additional fees on exchanges. Shareholders in certain other Deutsche Funds may exchange all or some of their shares for Class A Shares.

CLASS B SHARES. Class B shareholders may exchange all or some of their Shares for Class B Shares of the Deutsche Funds. Not all Deutsche Funds offer Class B Shares. Contact your Financial Intermediary regarding the availability of other Class B Shares in the Deutsche Funds. Exchanges are made at net asset value without being assessed a contingent deferred sales charge on the exchanged Shares. To the extent that a shareholder exchanges Shares for Class B Shares of other Deutsche Funds, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the applicable holding period. For more information, see "Contingent Deferred Sales Charge."

 Please contact your Financial Intermediary directly or the Distributor for information on and prospectuses for the Deutsche Funds into which your Shares may be exchanged free of charge.

REQUIREMENTS FOR EXCHANGE. Shareholders using this privilege must exchange Shares having a net asset value equal to the minimum investment requirements of the Deutsche Fund into which the exchange is being made. The shareholder must receive a Prospectus of the Deutsche Fund for which the exchange is being made.

 This privilege is available to shareholders resident in any state in which the Shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and proceeds invested in the same class of Shares of the other Fund. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.

TAX CONSEQUENCES. An exercise of the exchange privilege is treated as a sale for federal income tax purposes. Depending upon the circumstances, a capital gain or loss may be realized. See "Taxes" below for more information."

MAKING AN EXCHANGE. Instructions for exchanging may be given in writing or by telephone. Written instructions may require a signature guarantee. Shareholders of a Fund may have difficulty in making exchanges by telephone through brokers and other Financial Intermediaries during times of drastic economic or market changes. If a shareholder cannot contact his broker or Financial Intermediary by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail to: Deutsche Family of Funds, Inc., Federated Shareholder Services Company, 2nd Federated Square, Pittsburgh, PA 15222.

TELEPHONE INSTRUCTIONS. Telephone instructions made by the investor may be carried out only if a telephone authorization form completed by the investor is on file with a Fund. If the instructions are given by a broker, a telephone authorization form completed by the broker must be on file with the Fund. If reasonable procedures are not followed, the responsible party may be liable for losses due to unauthorized or fraudulent telephone instructions. Shares may be exchanged between two Funds by telephone only if the two Deutsche Funds have identical shareholder registrations.

 Any Shares held in certificate form cannot be exchanged by telephone but must be forwarded to Federated Shareholder Services Company and deposited to the shareholder's account before being exchanged. Telephone exchange instructions are recorded and will be binding upon the shareholder. Such instructions will be processed as of 4:00 p.m. (Eastern time) and must be received by the Fund before that time for Shares to be exchanged the same day. Shareholders exchanging into a Fund will begin receiving dividends the following business day. This privilege may be modified or terminated at any time.

REDEMPTION OF SHARES

 Shares are redeemed at their net asset value, less any applicable contingent deferred sales charge, next determined after a Fund receives the redemption request. Redemptions will be made on days on which the Funds computes their net asset value. Investors who redeem Shares through a Financial Intermediary may be charged a service fee by that Financial Intermediary. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES THROUGH A FINANCIAL INTERMEDIARY. Shares of a Fund may be redeemed by calling your Financial Intermediary to request the redemption. Shares will be redeemed at the net asset value, less any applicable contingent deferred sales charge next determined after a Fund receives the redemption request from the Financial Intermediary. Redemption requests through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to a Fund before 5:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. Redemption requests through other Financial Intermediaries (such as banks) must be received by the Financial Intermediary and transmitted to a Fund before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. The Financial Intermediary is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the Financial Intermediary for this service.

REDEEMING SHARES BY TELEPHONE. Shares may be redeemed in any amount by calling a Fund provided that Fund has received a properly completed authorization form. These forms can be obtained from the Distributor. Proceeds will be mailed in the form of a check, to the shareholder's address of record or by wire transfer to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. The minimum amount for a wire transfer is $1,000. Proceeds from redeemed Shares purchased by check or through ACH will not be wired until that method of payment has cleared. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day.

 Telephone instructions will be recorded. If reasonable procedures are not followed by a Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, redemption by mail (see "Redeeming Shares By Mail") should be considered. If at any time a Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Deutsche Family of Funds, Inc., Federated Shareholder Services Company, 2nd Federated Square, Pittsburgh, PA 15222. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

 The written request should state: Fund Name and the Share Class name; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the Shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

 Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined by the Securities and Exchange Act of 1934, as amended. The Funds do not accept signatures guaranteed by a notary public.

 Each Fund and the Transfer Agent have adopted standards for accepting signature guarantees from the above institutions. A Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. Each Fund and the Transfer Agent reserve the right to amend these standards at any time without notice.

SPECIAL REDEMPTION FEATURES

SYSTEMATIC WITHDRAWAL PROGRAM. The Systematic Withdrawal Program permits the shareholder to request withdrawal of a specified dollar amount (minimum $100) on either a monthly or quarterly basis from accounts with the $10,000 minimum at the time the shareholder elects to participate in the Systematic Withdrawal Program.. Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder.

 Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Shares, and the fluctuation of the net asset value of Shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in a Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in a Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through his Financial Intermediary. Due to the fact that Class A Shares are sold with a sales charge, it is not advisable for shareholders to continue to purchase Class A Shares while participating in this program. A contingent deferred sales charge may be imposed on Class B Shares.

CONTINGENT DEFERRED SALES CHARGE

 Shareholders may be subject to a contingent deferred sales charge upon redemption of their Shares under the following circumstances:

CLASS A SHARES. Class A Shares purchased under a periodic special offering with the proceeds of a redemption of Shares of an unaffiliated investment company purchased or redeemed with a sales charge and not distributed by the Distributor may be charged a contingent deferred sales charge of 1.00% for redemptions made within one full year of purchase. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Shares at the time of purchase or the net asset value of the redeemed Shares at the time of redemption.

CLASS B SHARES. Shareholders redeeming Class B Shares from their Fund accounts within six full years of the purchase date of those Shares will be charged a contingent deferred sales charge by the Distributor. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Shares at the time of purchase or the net asset value of the redeemed Shares at the time of redemption.

CLASS A SHARES AND CLASS B SHARES. The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the Distributor. The contingent deferred sales charge will not be imposed with respect to: (1) Shares acquired through the reinvestment of dividends or distributions of long-term capital gains; and (2) Shares held for more than six full years from the date of purchase with respect to Class B Shares and one full year from the date of purchase with respect to applicable Class A Shares. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. In computing the amount of the applicable contingent deferred sales charge, redemptions are deemed to have occurred in the following order:
(1) Shares acquired through the reinvestment of dividends and long-term capital gains; (2) Shares held for more than six full years from the date of purchase with respect to Class B Shares and one full year from the date of purchase with respect to applicable Class A Shares; (3) Shares held for fewer than six years with respect to Class B Shares and one full year from the date of purchase with respect to applicable Class A Shares on a first-in, first-out basis. A contingent deferred sales charge is not assessed in connection with an exchange of Fund Shares for shares of other funds in the Deutsche Funds in the same class (see "Exchange Privilege"). Any contingent deferred sales charge imposed at the time the exchanged-for shares are redeemed is calculated as if the shareholder had held the shares from the date on which he became a shareholder of the exchanged-from Shares. Moreover, the contingent deferred sales charge will be eliminated with respect to certain redemptions (see "Contingent Deferred Sales Charge - Elimination of Contingent Deferred Sales Charge").

ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE. A contingent deferred sales charge will not be charged in connection with exchanges of Shares for Class A Shares in other Deutsche Funds.

 The contingent deferred sales charge will be eliminated with respect to the following redemptions: (1) redemptions following the death or disability, as defined in Section 72(m)(7) of the Code of a shareholder; (2) redemptions representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2; and (3) involuntary redemptions by a Fund of Shares in shareholder accounts that do not comply with the minimum balance requirements. No contingent deferred sales charge will be imposed on redemptions of Shares held by Trustees, employees and sales representatives of the Funds, the distributor, or affiliates of the Funds or distributor; employees of any Financial Intermediary that sells Shares of the Funds pursuant to a sales agreement with the Distributor; and spouses and children under the age of 21 of the aforementioned persons. Finally, no contingent deferred sales charge will be imposed on the redemption of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940, or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other Financial Intermediary, to the extent that no payments were advanced for purchases made through such entities. The Trustees reserve the right to discontinue elimination of the contingent deferred sales charge. Shareholders will be notified of such elimination. Any Shares purchased prior to the termination of such waiver would have the contingent deferred sales charge eliminated as provided in the Fund's Prospectus at the time of the purchase of the Shares. If a shareholder making a redemption qualifies for an elimination of the contingent deferred sales charge, the shareholder must notify the Distributor or the transfer agent in writing that he is entitled to such elimination.

ACCOUNT AND SHARE INFORMATION

CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Funds, Federated Shareholder Services Company maintains a Share account for each shareholder. Share certificates are not issued unless requested in writing to Federated Shareholder Services Company.

 Detailed confirmations of each purchase and redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during that month.

ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, a Fund may redeem Shares in any account, except retirement plans, and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $5,000. This requirement does not apply, however, if the balance falls below the required minimum value because of changes in the net asset value of the respective Share Class. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

DIVIDENDS AND DISTRIBUTIONS

 Dividends consisting of substantially all of a Fund's net investment income, if any, are declared and paid annually with respect to the Equity Funds and monthly with respect to the Bond Funds. A Fund may also declare an additional dividend of net investment income in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund.

 Substantially all the realized net capital gains, if any, of each Fund are declared and paid on an annual basis, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund. All shareholders on the record date are entitled to dividends and capital gains distributions.

 Dividends and capital gains distributions paid by a Funds are automatically reinvested in additional shares of that Fund unless the shareholder has elected to have them paid in cash. Dividends and distributions to be paid in cash are credited to the shareholder's account, and in the case of certain customers, are mailed by check in accordance with the customer's instructions. Each Fund reserves the right to discontinue, alter or limit the automatic reinvestment privilege at any time.

NET ASSET VALUE

 A Fund's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of each class of Shares in the market value of a Fund's total assets (i.e., the value of its investment in the Portfolio and other assets), subtracting the interest of each class of Shares in the liabilities of such Fund and those attributable to each class of Shares, and dividing the remainder by the total number of each class of Shares outstanding. The net asset value for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled. Values of assets in each Portfolio are determined on the basis of their market value or other fair value. See "Net Asset Value" in the Statement of Additional Information for information on valuation of portfolio securities.

 Each Fund computes its net asset value once daily at 4:00 p.m. (Eastern time) on Monday through Friday, except on the holidays listed under "Net Asset Value" in the Statement of Additional Information.

ORGANIZATION

 The Corporation is an open-end management investment company organized on May 22, 1997, as a corporation under the laws of the State of Maryland. Its offices are located at 2nd Federated Square, Pittsburgh, PA 15222; its telephone number is [#].

 The Articles of Incorporation currently permit the Corporation to issue 2,500,000,000 shares of common stock, par value $0.001 per share, of which 10,000,000 shares have been classified as shares of each Fund. The Board of Directors of the Corporation may increase the number of shares the Corporation is authorized to issue without the approval of shareholders. The Board of Directors of the Corporation also has the power to designate one or more additional series of shares of common stock and to classify and reclassify any unissued shares with respect to such series. Currently there are 10 such series and two classes of shares for each Fund (except for the Deutsche U.S. Money Market Fund) known as Class A Shares and Class B Shares.

 Each share of a Fund or Class shall have equal rights with each other share of that Fund or Class with respect to the assets of the Corporation pertaining to that Fund or Class. Upon liquidation of a Fund, shareholders of each Class are entitled to share pro rata in the net assets of the Fund available for distribution to their Class.

 Shareholders of a Fund are entitled to one vote for each full share held and to a fractional vote for fractional shares. The voting rights of shareholders are not cumulative. Shares have no preemptive or conversion rights (other than the automatic conversion of Class B Shares into Class A Shares as described under "Purchase of Shares - Conversion of Class B Shares"). The rights of redemption are described elsewhere herein. Shares are fully paid and nonassessable by the Corporation. It is the intention of the Corporation not to hold meetings of shareholders annually. The Directors of the Corporation may call meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or as may be permitted by the Articles of Incorporation or By-laws.

 The Corporation's Articles of Incorporation provide that the presence in person or by proxy of the holders of record of one third of the shares outstanding and entitled to vote thereat shall constitute a quorum at all meetings of shareholders of a Fund, except as otherwise required by applicable law. The Articles of Incorporation further provide that all questions shall be decided by a majority of the votes cast at any such meeting at which a quorum is present, except as otherwise required by applicable law.

 The Corporation's Articles of Incorporation provide that, at any meeting of shareholders of a Fund or Class, a Financial Intermediary may vote any shares as to which that Financial Intermediary is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which that Financial Intermediary is the agent of record. Any shares so voted by an Financial Intermediary are deemed represented at the meeting for purposes of quorum requirements.

 Each Portfolio is organized as a series of the Deutsche Portfolios, a trust under the law of the State of New York. The Deutsche Portfolios' Declaration of Trust provides that a Fund and other entities investing in a Portfolio (E.G., other investment companies, insurance company separate accounts and common and commingled trust funds) are each liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Directors of the Corporation believe that neither a Fund nor its shareholders will be adversely affected by reason of the investment of all of the assets of a Fund in its corresponding Portfolio.

 Each investor in a Portfolio, including its corresponding Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange is open for regular trading. At 4:00 p.m. (Eastern time) on each such business day, the value of each investor's beneficial interest in a Portfolio is determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day that represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals, which are to be effected on that day, are then effected. The investor's percentage of the aggregate beneficial interests in the Portfolio is then recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of 4:00 p.m. (Eastern time) on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of 4:00 p.m. (Eastern time) on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined is then applied to determine the value of the investor's interest in the Portfolio as of 4:00 p.m. (Eastern time) on the following business day of the Portfolio.

 Whenever the Corporation is requested to vote on a matter pertaining to a Portfolio, the Corporation will vote its shares without a meeting of shareholders of its corresponding Fund if the proposal is one, which if made with respect to the Fund, would not require the vote of shareholders of the Fund, as long as such action is permissible under applicable statutory and regulatory requirements. For all other matters requiring a vote, the Corporation will hold a meeting of shareholders of the Fund and, at the meeting of investors in its corresponding Portfolio, the Corporation will cast all of its votes in the same proportion as the votes of the Fund's shareholders even if all Fund shareholders did not vote. Even if the Corporation votes all its shares at the Portfolio Trust meeting, other investors with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio.

TAXES

 The Corporation intends that each Fund will qualify as a separate "regulated investment company" under Subchapter M of the Code. As a regulated investment company, a Fund will not be subject to U.S. federal income tax on its income and gains that it distributes to stockholders, provided that it distributes annually at least 90% of its net investment income (which includes income, other than capital gains, net of operating expenses, and the Fund's net short-term capital gains in excess of its net long-term capital losses). Each Fund intends to distribute at least annually to its shareholders substantially all of its net investment income and realized net capital gains. Each Portfolio intends to elect to be treated as a partnership for U.S. federal income tax purposes. As such, each Portfolio generally should not be subject to U.S. taxes.

 Dividends of net investment income are taxable to a U.S. shareholder as ordinary income whether such distributions are taken in cash or are reinvested in additional shares. Distributions of net capital gains, if any, are taxable to a U.S. shareholder as long-term capital gains, regardless of how long the shareholder has held the Fund's shares and regardless of whether taken in cash or reinvested in additional shares. Dividends and distributions paid by a Fund will not qualify for the deduction for dividends received by corporations. If the net asset value of shares in any Fund is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution will be taxable even though it represents a return of invested capital. Investors should consider the tax implications of buying shares just prior to a distribution when the price of the shares may reflect the amount of the forthcoming distribution. Annual statements as to the current federal tax status of distributions will be mailed to shareholders at the end of each taxable year.

 Any gain or loss realized on the redemption or exchange of a Fund's shares by a shareholder who is not a dealer in securities generally will be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. However, any loss realized by a shareholder upon the redemption or exchange of shares in a Fund held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares. In addition, no loss will be allowed on the sale or other disposition of shares of a Fund if, within a period beginning 30 days before the date of such sale or disposition and ending 30 days after such date, the holder acquires (such as through dividend reinvestment) securities that are substantially identical to the shares of such Fund.

 It is anticipated that certain income of the Funds will be subject to foreign withholding or other taxes and that each Fund will be eligible to elect to "pass through" to its shareholders the amount of foreign income taxes (including withholding taxes) paid by such Fund. If a Fund makes this election, a shareholder would include in gross income his pro rata share of the foreign income taxes passed through and would be entitled either to deduct such taxes in computing his taxable income (if the shareholder itemizes deductions) or to claim a credit (which would be subject to certain limitations) for such taxes against his U.S. federal income tax liability. A Fund will make such an election only if it deems it to be in the best interests of its shareholders and will notify each shareholder in writing each year that it makes the election of the amount of foreign taxes, if any, to be treated as paid by the shareholder.

 A Fund may be required to backup withhold for U.S. federal income tax purposes 31% of any dividends and distributions payable to a shareholder who fails to provide the Fund with his correct taxpayer identification number or to make required certifications, or who has been notified by the U.S. Internal Revenue Service that he is subject to backup withholding. Backup withholding is not an additional tax; amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

 For further information on taxes, see "Taxes" in the Statement of Additional Information.

ADDITIONAL INFORMATION

 Each Fund sends to its shareholders annual and semiannual reports. The financial statements appearing in annual reports are audited by independent accountants. Shareholders also will be sent confirmations of each purchase and redemption and monthly statements, reflecting all other account activity, including dividends and any distributions reinvested in additional shares or credited as cash.

 In addition to selling beneficial interests to its corresponding Fund, a Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in a Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio may sell shares of their own fund using a different pricing structure than the corresponding Fund. Such different pricing structures may result in differences in returns experienced by investors in other funds that invest in the Portfolio. Such differences in returns are not uncommon and are present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from the Administrator at (800)[#].

 A Fund may withdraw its investment from its corresponding Portfolio at any time if the Board of Directors of the Corporation determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Board of Directors would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective and restrictions as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with its investment objective and policies.

 Certain changes in a Portfolio's investment objective, policies or restrictions, or a failure by a Fund's shareholders to approve a change in its corresponding Portfolio's investment objective or restrictions, may require withdrawal of the Fund's interest in the Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) from the Portfolio which may or may not be readily marketable. The distribution in kind may result in the Fund having a less diversified portfolio of investments or adversely affect the Fund's liquidity, and the Fund could incur brokerage, tax or other charges in converting the securities to cash.

APPENDIX A

Exchanges in European countries which are not Member States of the European Union and not states party to the Convention on the European Economic Area.
SWITZERLAND       SLOVAKIA*         CZECH REPUBLIC*         HUNGARY*
Zurich          Bratislavia         Prague                  Budapest
Geneva
Basel

Exchanges in Non-European countries**
ARGENTINA*               CANADA*          SINGAPORE*
Buenos Aires             Toronto          Singapore Stock Exchange
                         Vancouver
AUSTRALIA*               Montreal         SOUTH AFRICA*
ASX (Sydney,                              Johannesburg
Hobart, Melbourne,
Perth)                   THAILAND*
                         Bangkok
BRASIL*                  KOREA*
San Paulo                Seoul            USA
Rio de Janiero                            American Stock Exchange (AMEX)
                                          Boston*
CHILE*                   MALAYSIA*        Chicago*
Santiago                 Kuala Lumpur     Cincinnati*
                                          Los Angeles Pacific Stock Exchange*
HONGKONG*                MEXICO*          New York
Hongkong Stock           Mexico City      New York Stock Exchange (NYSE)
Exchange                                  Philadelphia*
                                          San Francisco Pacific Stock Exchange*
INDONESIA*               NEW ZEALAND*
Jakarta Stock Exchange   Wellington
                         Christchurch/Invercargill
JAPAN                    Auckland
Tokyo
Osaka                    PERU*
Nagoya                   Lima
Kyoto
Fukuoto                  PHILIPPINES*
Niigata                  Manilla
Sapporo
Hiroshima

Regulated Markets in countries which are not members on the European Union and not contracting states of the treaty on the European Economic Area

JAPAN* **
Over-the-Counter Market

CANADA* **
Over-the-Counter Market

KOREA* **
Over-the Counter Market

SWITZERLAND
Free Trading Zurich
Free Trading Geneva
Exchange Bern
Over the Counter Market of the members of the International Securities Market Association (ISMA), Zurich

UNITED STATES**
NASDAQ-System
Over-the-Counter Market (organized markets by the National Association of Securities Dealers, Inc.)


*   Not applicable to the Deutsche German Bond Fund
**   Not applicable to the Deutsche European Mid-Cap Fund

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Corporation or the Distributor. This Prospectus does not constitute an offer by the Corporation or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Corporation or the Distributor to make such offer in such jurisdiction.



DEUT016

DEUT001G
STATEMENT OF ADDITIONAL INFORMATION

                              DEUTSCHE TOP 50 WORLD
                             DEUTSCHE TOP 50 EUROPE
                              DEUTSCHE TOP 50 ASIA
                               DEUTSCHE TOP 50 US
                         DEUTSCHE EUROPEAN MID-CAP FUND
                           DEUTSCHE GERMAN EQUITY FUND
                          DEUTSCHE JAPANESE EQUITY FUND
                            DEUTSCHE GLOBAL BOND FUND
                            DEUTSCHE GERMAN BOND FUND

                   2ND FEDERATED SQUARE, PITTSBURGH, PA 15222
 ==============================================================================
         The Deutsche Top 50 World (the "Top 50 World"), Deutsche Top 50 Europe (the "Top 50 Europe"), Deutsche Top 50 Asia (the "Top 50 Asia"), Deutsche Top 50 US (the "Top 50 US"), Deutsche European Mid-Cap Fund (the "European Mid-Cap Fund"), Deutsche German Equity Fund (the "German Equity Fund"), Deutsche Japanese Equity Fund (the "Japanese Equity Fund"), Deutsche Global Bond Fund (the "Global Bond Fund") and Deutsche German Bond Fund (the "German Bond Fund") (each, a "Fund" and collectively, the "Funds") are each a series of the Deutsche Family of Funds, Inc. (the "Corporation"), a management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund has its own investment objective.

         The Corporation seeks to achieve the investment objective of each Fund by investing all of the Fund's investable assets in a corresponding non-diversified, open-end management investment company (each, a "Portfolio" and collectively the "Portfolios") listed in Appendix A.

         Each Portfolio is a series of the Deutsche Portfolios (the "Portfolio Trust"), an open-end investment company. Each Portfolio has the same investment objective as its corresponding Fund. There can be no assurance that any Fund or any Portfolio will achieve its investment objective.

         Shares of each Fund are offered in two classes known as Class A Shares and Class B Shares (individually and collectively referred to as "Shares" as the context may require). This Statement of Additional Information relates to both classes of the above-mentioned Shares.

         Deutsche Fund Management, Inc. ("DFM"), a registered investment adviser and an indirect subsidiary of Deutsche Bank AG, a major global financial institution, is the investment manager (the "Manager") of each Portfolio. DWS International Portfolio Management GmbH is the investment adviser (the "Adviser") of each Portfolio. This Statement of Additional Information is not a prospectus and should be read in conjunction with the relevant Fund's Prospectus dated [DATE] 1997, a copy of which may be obtained from the Corporation at the address noted, above.

THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS [DATE,] 1997.

                                TABLE OF CONTENTS
                                                       CROSS-REFERENCE TO
                                          PAGE         PAGE IN PROSPECTUS

Investment Objective and Policies
Investment Restrictions
Directors, Trustees and Officers
Manager
Adviser
Administrator
Off-Shore Agent
Service Agent
Distributor
Transfer Agent, Custodian and Fund Accountant
Independent Accountants
Purchase of Shares
Redemption of Shares
Net Asset Value; Redemption in Kind
Computation of Performance
Portfolio Transactions
Federal Taxes
Description of Shares
Additional Information
Financial Statements

INVESTMENT OBJECTIVE AND POLICIES

         The following supplements the information contained in each Fund's Prospectus concerning the investment objectives, policies and techniques of the Portfolios. The descriptions are general and may not be applicable in certain countries in which the Portfolios invest.

                               EQUITY INVESTMENTS

         As discussed in each Fund's Prospectus, each Portfolio may invest in the equity securities of domestic and foreign issuers to the extent consistent with its investment objectives and policies. Equity investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company's capital structure. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible securities, the holder's claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of common shareholders.

                              INVESTMENT COMPANIES

         Units of another securities investment fund managed by the Manager or the Adviser or by another investment adviser affiliated with the Manager or the Adviser through a substantial direct or indirect interest may be purchased if the other investment fund according to its investment policies is specialized in a specific geographic area or economic sector. A Portfolio would not, however, pay a sales charge when investing in an investment company managed by the Manager, the Adviser or their affiliates. In addition, no management fee would be paid by a Portfolio with respect to its assets which are invested in investment companies managed by the Manager, the Adviser or their affiliates.

                           PARTICIPATION CERTIFICATES

         Certain companies have issued participation certificates, which entitle the holder to participate only in dividend distributions, generally at rates above those declared on the issuers' common stock, but not to vote, nor usually to any claim for assets in liquidation. Participation certificates trade like common stock on their respective stock exchanges. Such securities may have higher yields; however, they may be less liquid than common stock. The Adviser believes that certain participation certificates have potential for long-term appreciation, depending on their price relative to that of the issuer's equity securities, if publicly traded, and other criteria.

                             SHORT-TERM INSTRUMENTS

         Although it is intended that the assets of each Portfolio stay invested in the securities described above and in each Fund's Prospectus to the extent practical in light of each Portfolio's investment objective and long-term investment perspective, assets of each Portfolio may be invested in bank deposits and money market instruments maturing in less than 12 months to meet anticipated expenses or for day-to-day operating purposes and when, in the Adviser's opinion, it is advisable to adopt a temporary defensive position because of unusual and adverse conditions affecting the equity or fixed income markets. In addition, when a Portfolio experiences large cash inflows through additional investments by its investors or the sale of portfolio securities, and desirable securities that are consistent with its investment objective are unavailable in sufficient quantities, assets may be held in short-term investments for a limited time pending availability of such securities. Bank deposits and money market instruments include credit balances and bank certificates of deposit, discounted treasury notes and bills issued by the Federal Republic of Germany ("FRG"), the states of the FRG, the European Union or quasi-government entities for any of the foregoing.

                                     OPTIONS

         Each Portfolio may write call and put options and purchase call and put options on securities. A Portfolio will write options on securities for the purpose of increasing its return on such securities and/or to protect the values of its portfolio.

         The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs). A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option. A Portfolio may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option the Portfolio has written, however, the Portfolio must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

         If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

         Transaction in options, futures contracts, options on futures contracts and forward contracts entered into for non-hedging purposes involve greater risk and could result in losses which are not offset by gains on other portfolio assets.

                     FOREIGN CURRENCY EXCHANGE TRANSACTIONS

         Each Portfolio (except the Top 50 US Portfolio (US Dollar) may enter into foreign currency exchange transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or anticipated securities transactions. Each such Portfolio may also enter into forward contracts to hedge against a change in foreign currency exchange rates that would cause a decline in the value of existing investments denominated or principally traded in a foreign currency. To do this, the Portfolio would enter into a forward contract to sell the foreign currency in which the investment is denominated in exchange for U.S. dollars.

         Although these transactions are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is difficult, and the successful execution of a hedging strategy is highly uncertain.

         EXCHANGE TRADED AND OVER-THE-COUNTER OPTIONS. All options purchased or sold by a Portfolio will be traded on a securities exchange or, in the case of Top 50 US Portfolio (US Dollar), will be purchased or sold by securities dealers (in the case of over-the-counter, or "OTC," options) that meet creditworthiness standards approved by the Portfolio Trust's Board of Trustees. In the case of OTC options, the Top 50 US Portfolio relies on the dealer from which it purchased the option to perform if the option is exercised. Thus, when the Portfolio purchases an OTC option, it relies on the dealer from which it purchased the option to make or take delivery of the underlying securities. Failure by the dealer to do so would result in the loss of the premium paid by the Portfolio as well as loss of the expected benefit of the transaction.

         The staff of the SEC has taken the position that, in general, purchased OTC options and the underlying securities used to cover written OTC options are illiquid securities. However, the Top 50 US Portfolio may treat as liquid the underlying securities used to cover written OTC options, provided it has arrangements with certain qualified dealers who agree that such Portfolio may repurchase any option it writes for a maximum price to be calculated by a predetermined formula. In these cases, the OTC option itself would only be considered illiquid to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

               FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

         Each Portfolio may purchase or sell (write) futures contracts and purchase put and call options, including put and call options on futures contracts. In addition, each Portfolio may sell (write) put and call options, including options on futures. Futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index.

         Futures contracts and options on futures contracts may be entered into on foreign exchanges. Investors should recognize that transactions involving foreign securities or foreign currencies, and transactions entered into in foreign countries may involve considerations and risks not typically associated with investing in U.S. markets.

         FUTURES CONTRACTS. When a Portfolio purchases a futures contract, it agrees to purchase a specified quantity of an underlying instrument at a specified future date and price or to make or receive a cash payment based on the value of a securities index or a financial instrument. When a Portfolio sells a futures contract, it agrees to sell a specified quantity of the underlying instrument at a specified future date and price or to receive or make a cash payment based on the value of a securities index or a financial instrument. When a Portfolio purchases or sells a futures contract, the value of the futures contract tends to increase and decrease in tandem with the value of its underlying instrument or index. The price at which the purchase and sale will take place is fixed when a Portfolio enters into the contract. Futures can be held until their delivery dates or the positions can be (and normally are) closed out before then.

         When a Portfolio purchases or sells a futures contract, it is required to make an initial margin deposit. Although the amount may vary, initial margin can be as low as 1% or less of the face amount of the contract. Additional margin may be required as the contract fluctuates in value. Since the amount of margin is relatively small compared to the value of the securities covered by a futures contract, the potential for gain or loss on a futures contract is much greater than the amount of the Portfolio's initial margin deposit.

OPTIONS ON FUTURES. Put and call options on futures contracts may be traded by each Portfolio in order to protect against declines in values of portfolio securities or against increases in the cost of securities to be acquired. Unlike a futures contract, which requires parties to buy or sell the underlying financial instrument or make a cash settlement payment based on changes in the price of the financial instrument on an agreed date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to exercise its option, the holder may close out the option position by entering into an offsetting transaction or may decide to let the option expire and forfeit the premium thereon. The purchaser of an option on a futures contract pays a premium for the option but makes no initial margin payments or daily payments of cash in the nature of "variation" margin payments to reflect the change in the value of the underlying contract as does a purchaser or seller of a futures contract.

The seller of an option on a futures contract receives the premium paid by the purchaser and may be required to pay initial margin. Amounts equal to the initial margin and any additional collateral required on any options on futures contracts sold by a Portfolio are paid by that Portfolio into a segregated account as required by the 1940 Act and the SEC's interpretations thereunder.

         Purchase of options on futures contracts may present less risk in hedging a Portfolio than the purchase or sale of the underlying futures contracts since the potential loss is limited to the amount of the premium plus related transaction costs. The writing of such options, however, does not present less risk than the trading of futures contracts and will constitute only a partial hedge, up to the amount of the premium received. In addition, if an option is exercised, a Portfolio may suffer a loss on the transaction.

         COMBINED POSITIONS. Each Portfolio may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Portfolio may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         OPTIONS ON SECURITIES INDICES. Each Portfolio is also permitted to purchase call and put options on any securities index based on securities in which the Portfolio may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options is settled by cash payment and does not involve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. A Portfolio, in purchasing index options for hedging purposes, is subject to the risk that the value of its portfolio securities may not change as much as that of an index because the Portfolio's investments generally will not match the composition of an index.

         WARRANTS. Each Portfolio may purchase warrants which, like options on futures contracts and options on securities indices, entitle the holder to purchase or sell a futures contract or to a cash payment reflecting the price fluctuation in an index of securities. A Portfolio may also purchase warrants that entitle the holder to a cash payment reflecting the fluctuation in the value of certain financial futures contracts. Warrants on futures contracts and warrants on securities indices differ from the equivalent options in that: (1) they are securities issued by a financial institution/special purpose issuer rather than contracts entered into with a futures exchange and (2) they are traded on a securities exchange rather than on a futures exchange. The use of warrants will generally entail the same risks that are associated with a Portfolio's positions in options on futures and options on securities indices.

         OTHER LIMITATIONS. The Commodity Exchange Act prohibits U.S. persons, such as a Portfolio, from buying or selling certain foreign futures contracts or options on such contracts. Accordingly, each Portfolio will not engage in foreign futures or options transactions unless the contracts in question may lawfully be purchased and sold by U.S. persons in accordance with applicable Commodity Futures Trading Commission ("CFTC") regulations or CFTC staff advisories, interpretations and no action letters. In addition, in order to assure that a Portfolio will not be considered a "commodity pool" for purposes of CFTC rules, the Portfolio will enter into transactions in futures contracts or options on futures contracts only if (1) such transactions constitute BONA FIDE hedging transactions, as defined under CFTC rules or (2) no more than 5% of the Portfolio's net assets are committed as initial margin or premiums to positions that do not constitute BONA FIDE hedging transactions.

CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized options and futures contracts available will not match a Portfolio's current or anticipated investments exactly. Each Portfolio may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of a Portfolio's other investments.

         Options and futures contracts prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a Portfolio's investments well. Options and futures contracts prices are affected by such factors as current and anticipated short term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Portfolio may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Portfolio's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid market will exist for any particular option or futures contract at any particular time even if the contract is traded on an exchange. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts and may halt trading if a contract's price moves up or down more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Portfolio to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and could potentially require a Portfolio to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Portfolio's access to other assets held to cover its options or futures positions could also be impaired. (See "Exchange Traded and Over-the-Counter Options" above for a discussion of the liquidity of options not traded on an exchange.)

POSITION LIMITS. Futures exchanges can limit the number of futures and options on futures contracts that can be held or controlled by an entity. If an adequate exemption cannot be obtained, a Portfolio or its Adviser may be required to reduce the size of its futures and options positions or may not be able to trade a certain futures or options contract in order to avoid exceeding such limits.

ASSET COVERAGE FOR FUTURES CONTRACTS AND OPTIONS POSITIONS. Each Portfolio intends to comply with Section 4.5 of the regulations under the Commodity Exchange Act, which limits the extent to which a Portfolio can commit assets to initial margin deposits and option premiums. In addition, each Portfolio will comply with guidelines established by the SEC with respect to coverage of options and futures contracts by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a Portfolio's assets could impede portfolio management or a Portfolio's ability to meet redemption requests or other current obligations.

                                 RISK MANAGEMENT

         Each Portfolio may employ non-hedging risk management techniques. Examples of such strategies include synthetically altering the duration of a portfolio or the mix of securities in a portfolio. For example, if the Adviser wishes to extend maturities in a fixed income portfolio in order to take advantage of an anticipated decline in interest rates, but does not wish to purchase the underlying long term securities, it might cause the Portfolio to purchase futures contracts on long term debt securities. Similarly, if the Adviser wishes to decrease fixed income securities or purchase equities, it could cause a Portfolio to sell futures contracts on debt securities and purchase futures contracts on a stock index. Such non-hedging risk management techniques are not speculative, but because they involve leverage include, as do all leveraged transactions, the possibility of losses as well as gains that are greater than if these techniques involved the purchase and sale of the securities themselves rather than their synthetic derivatives.

INVESTMENT RESTRICTIONS

         The investment restrictions of each Fund and its corresponding Portfolio are identical, unless otherwise specified. Accordingly, references below to a Fund also include its corresponding Portfolio unless the context requires otherwise; similarly, references to a Portfolio also include its corresponding Fund unless the context requires otherwise.

         The investment restrictions below have been adopted by the Corporation with respect to each Fund as indicated and by the Portfolio Trust with respect to each Portfolio as indicated. Except where otherwise noted, these investment restrictions are "fundamental" policies which, under the 1940 Act, may not be changed without the vote of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of a Fund or a Portfolio, as the case may be. The percentage limitations contained in the restrictions below apply at the time of the purchase of securities except as otherwise noted. Whenever a Fund is requested to vote on a change in the fundamental investment restrictions of its corresponding Portfolio, the Corporation will hold a meeting of Fund shareholders and will cast its votes as instructed by such Fund's shareholders.

         Unless Sections 8(b)(1) and 13(a) of the 1940 Act or any SEC or SEC staff interpretations thereof are amended or modified and except that the Corporation may invest all of each Fund's assets in an open-end investment company with substantially the same investment objective, policies and restrictions as that Fund, each of the Funds and its corresponding Portfolio may not:

1. Purchase any security if, as a result, more than 25% its total assets would be invested in securities of issuers in any single industry. This limitation shall not apply to securities issued or guaranteed as to principal or interest by the U.S. Government or any foreign government or their respective agencies or instrumentalities.

2. Issue senior securities. For purposes of this restriction, borrowing money in accordance with paragraph 3 below, making loans in accordance with paragraph 7 below, the issuance of shares in multiple classes or series, the purchase or sale of options, futures contracts, forward commitments, swaps and transactions in repurchase agreements are not deemed to be senior securities.

3. Borrow money, except in amounts not to exceed one third of the Fund's total assets (including the amount borrowed) (i) from banks for temporary or short-term purposes or for the clearance of transactions, (ii) in connection with the redemption of Fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets,
(iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets and (iv) pursuant to reverse repurchase agreements entered into by the Fund.

4. Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under the Securities Act of 1933, as amended (the "1933 Act").

5. Purchase or sell real estate except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

6. Purchase or sell commodities or commodity contracts, except the Fund may purchase and sell financial futures contracts, options on financial futures contracts and warrants and may enter into swap and forward commitment transactions.

7. Make loans, except that the Fund (1) may lend portfolio securities with a value not exceeding one-third of the Fund's total assets, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities (including privately issued debt securities), bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. The investment restrictions described below are not fundamental policies of the Funds and their corresponding Portfolios and may be changed by their respective Directors or Trustees. These non-fundamental investment policies require that each Fund and its corresponding Portfolio may not:

(i) Acquire securities of other investment companies, except as permitted by the 1940 Act or any rule, order or interpretation thereunder, or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange. Currently the 1940 Act prohibits a Fund from acquiring securities of other investment companies if as a result more than 5% of its net assets would be invested in such securities or more than 3% of the total outstanding securities of any other investment company would be owned by the Fund;

(ii) Acquire any illiquid investments, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund's total assets would be in investments that are illiquid;

(iii) With respect to each Fund, except the Top 50 US, invest more than 10% of its net assets in unlisted securities (as defined in the Fund's prospectus)

(iv) Sell any security short, except to the extent permitted by the 1940 Act. Transactions in futures contracts and options shall not constitute selling securities short;

(v) Purchase securities on margin, but the Fund may obtain such short term credits as may be necessary for the clearance of transactions;

         The DWS Funds are subject to regulation under the German Investment Companies Act, therefore, the Funds and Portfolios have adopted non-fundamental investment policies as follows:

[INSERT POLICIES]

         ALL FUNDS. There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change.

         For purposes of fundamental investment restrictions regarding industry concentration, the Adviser may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports With the Securities and Exchange Commission or other sources. In the absence of such classification or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriately considered to be engaged in a different industry, the Adviser may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents. Governments and their political subdivisions are not considered members of any industry and, accordingly, the restriction on industry concentration does not apply to investments in these securities.

DIRECTORS, TRUSTEES AND OFFICERS

         The Directors of the Corporation, Trustees of the Portfolio Trust and executive officers of the Corporation and the Portfolio Trust, and principal occupations during the past five years (although their titles may have varied during the period) and business addresses are:

        DIRECTORS OF THE CORPORATION AND TRUSTEES OF THE PORTFOLIO TRUST

Edward C. Schmults - Member of the Board of Directors of Green Point Financial Corp. Member of the Board of Trustees of the Edna McConnell Clark Foundation. Director of The Germany Fund, Inc. and The Central European Equity Fund, Inc. Senior Vice President-External Affairs and General Counsel of GTE Corporation (prior to 1994).

Robert H. Wadsworth - President of Robert H. Wadsworth & Associates, Inc. Director of The Germany Fund, Inc., The New Germany Fund, Inc. and The Central European Equity Fund, Inc.

Werner Walbroel - President and Chief Executive of the German American Chamber of Commerce, Inc. Member of the United States German Youth Exchange Council. Director of TUV Rheinland of North America, Inc. President and Director of German American Partnership Program. Director of The Germany Fund, Inc., DB New World Fund, Limited and LDC, and The Central European Equity Fund, Inc.

G. Richard Stamberger* **- Managing Director of Deutsche Morgan Grenfell, Inc. President, Deutsche Asset Management North America, Inc. Director of The Germany Fund, Inc. and The Central European Equity Fund, Inc. Managing Director of C.J. Lawrence, Inc. (prior to 1993).

Christian Strenger* ** - Managing Director of DWS-Deutsche Gesellschaft fur Wertpapiersparen mbH (since 1991). Director of The Germany Fund, Inc., The New Germany Fund, Inc. and The Central European Equity Fund, Inc. Managing Director of Deutsche Bank Securities Corporation (prior to 1991).

                           OFFICERS OF THE CORPORATION

Brian A. Lee* - President. President and Managing Director of DFM (since January 1997). Director of Deutsche Bank Trust Company (since 1994). President and Chief Operating Officer of Deutsche Bank Trust Company (1994 -
1997). Director of Deutsche Bank Securities Corp. (1993-1994). Director of Value Line Securities, Inc. (1992-1993). National Director and Head of Retail Sales and Service Division, The Dreyfus Corporation (prior to 1992).

Joseph Cheung* - Secretary and Treasurer. Vice President (since 1996), Assistant Vice President (1994-1996) and Associate (1991-1994) of Deutsche Morgan Grenfell, Inc. Treasurer of the CountryBaskets Index Fund, Inc. (1996-
1997). Assistant Secretary and Assistant Treasurer of The Germany Fund, Inc., The Central European Equity Fund, Inc. and the New Germany Fund, Inc. (since
1993).

                         OFFICERS OF THE PORTFOLIO TRUST

[INSERT NAMES AND BIOGRAPHIES]

* is an "interested person" of the Corporation or the Portfolio Trust as that term is defined in the 1940 Act.
** Mr. Lee, Mr. Strenger and Mr. Stamberger own less than 1% of the shares of Deutsche Bank AG, of which the Manager and the Adviser are indirect subsidiaries.

         The address of each officer of the Corporation is 31 West 52nd Street, New York, NY 10019.

         The Directors of the Corporation receive from each Fund a base annual fee of $5,000 and $500 per meeting attended plus expenses. The aggregate compensation to each Director from the Corporation will be less than $60,000.

         The Trustees of the Portfolio Trust receive from the Portfolio Trust a base annual fee of $5,000 and $500 per meeting attended plus expenses. The aggregate compensation to each Trustee from the Portfolio Trust will be less than $60,000.

         Neither the Corporation nor the Portfolio Trust requires employees other than its officers, and none of its officers devote full time to the affairs of the Corporation or the Portfolio Trust or receive any compensation from a Fund or a Portfolio.

FUND OWNERSHIP. On the date of this Statement of Additional Information, the Directors of the Corporation, Trustees of the Portfolio Trust and officers of the Corporation and the Portfolio Trust as a group beneficially owned less than 1% of the outstanding shares of the Corporation and less than 1% of the aggregate beneficial interests in any Portfolio. As of the same date, no person owned 5% or more of the outstanding voting stock of a Fund or a Portfolio except [] owned 100% of the outstanding beneficial interests in the [] Portfolio. [] owned 99.9% of the outstanding beneficial interests in the [] Portfolio.

MANAGER

         The investment manager to each Portfolio is DFM, an indirect subsidiary of Deutsche Bank AG, a major global banking institution headquartered in Germany. DFM, with principal offices at 31 West 52nd Street, New York, New York 10019, is a Delaware corporation and registered investment adviser under the Investment Advisers Act of 1940.

         Pursuant to an investment management agreement with the Portfolio Trust with respect to each Portfolio ("Management Agreement"), DFM acts as investment manager to each Portfolio and, subject to the supervision of the Board of Trustees of the Portfolio Trust, is responsible for, but may and has delegated as described below, under "Adviser," the day-to-day investment decisions, the execution of portfolio transactions and the general management of each Portfolio's investments in accordance with its investment objective, policies and restrictions. DFM also provides each Portfolio with overall supervisory services over the other service providers and certain other services. The investment management services DFM provides to each Portfolio are not exclusive under the terms of the Management Agreements. DFM is free to render similar investment management services to others.

         Each Management Agreement is dated [DATE], 1997 and remains in effect until [DATE], 1999 and from year to year thereafter, but only so long as the agreement is specifically approved at least annually (i) by a vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the related Portfolio, or by the Portfolio Trust's Trustees, and
(ii) by a vote of a majority of the Trustees of the Portfolio Trust who are not parties to such Management Agreement or "interested persons" (as defined in the 1940 Act) of the Portfolio Trust, cast in person at a meeting called for the purpose of voting on such approval. Each Management Agreement was last approved at a meeting held on [DATE]. A Management Agreement will terminate automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Portfolio Trust's Trustees, or by a vote of the holders of a majority of the related Portfolio's outstanding voting securities, on 60 days' written notice to the Manager and by the Manager on 90 days' written notice to the Portfolio Trust. Each Management Agreement provides that neither DFM nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in its services, except for wilful misfeasance, bad faith or gross negligence or reckless disregard of its obligations and duties under the agreement. See "Additional Information."

         As compensation for the services rendered and related expenses borne by DFM under the Management Agreement with the Portfolio Trust with respect to each Equity Portfolio, DFM receives a fee from each Equity Portfolio, which is computed daily and may be paid monthly, equal to 0.85% of the average daily net assets of each Equity Portfolio on an annualized basis for the Portfolio's then-current fiscal year. As compensation for the services rendered and related expenses borne by DFM under the Management Agreement with the

Portfolio Trust with respect to each Bond Portfolio, DFM receives a fee from each Bond Portfolio, which is computed daily and may be paid monthly, equal to 0.75% of the average daily net assets of each Bond Portfolio on an annualized basis for the Portfolio's then-current fiscal year. See also "Expenses."

       Under a separate service agent agreement, DFM also provides services for each Fund. See "Service Agent" below.

         The Glass-Steagall Act and other applicable laws generally prohibit banks (including foreign banks having U.S. operations, such as Deutsche Bank AG) from engaging in the business of underwriting or distributing securities in the United States, and the Board of Governors of the Federal Reserve System has issued an interpretation to the effect that under these laws a bank holding company registered under the Federal Bank Holding Company Act (or a foreign bank subject to such Act's provisions) or certain subsidiaries thereof may not sponsor, organize, or control a registered open-end investment company continuously engaged in the issuance of its shares, such as the Corporation. The interpretation does not prohibit a holding company (or such a foreign bank) or a subsidiary thereof from acting as investment manager and custodian to such an investment company. Deutsche Bank AG believes that DFM may perform the services for the Portfolio Trust and the Corporation contemplated by the Management Agreement and the Service Agent Agreement (see "Service Agent" below), respectively, without violation of the Glass-Steagall Act or other applicable banking laws or regulations. State laws on this issue may differ from the interpretation of relevant federal law, and banks and financial institutions may be required to register as dealers pursuant to state securities laws. However, it is possible that future changes in either federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as further judicial or administrative decisions and interpretations of present and future statutes and regulations, might prevent DFM from continuing to perform such services for each Portfolio.

ADVISER

         DFM has entered into an investment advisory agreement ("Advisory Agreement") on behalf of the Portfolio Trust with respect to each Portfolio dated [DATE] with DWS International Portfolio Management GmbH. It is the Adviser's responsibility, under the overall supervision of DFM, to conduct the day-to-day investment decisions of each Portfolio, arrange for the execution of portfolio transactions and generally manage each Portfolio's investments in accordance with its investment objective, policies and restrictions.

         The Adviser is an indirect subsidiary of Deutsche Bank AG. For these services, the Adviser receives from DFM a fee, which is computed daily and may be paid monthly, equal to 0.60% of the average daily net assets of each Equity Portfolio and 0.50% of the average daily net assets of each Bond Portfolio on an annualized basis for the Portfolio's then-current fiscal year.

         Each Advisory Agreement is dated [DATE], 1997 and remains in effect until [DATE], 1999 and from year to year thereafter, but only so long as the agreement is specifically approved at least annually (i) by a vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the related Portfolio, or by the Portfolio Trust's Trustees, and
(ii) by a vote of a majority of the Trustees of the Portfolio Trust who are not parties to such Advisory Agreement or "interested persons" (as defined in the 1940 Act) of the Portfolio Trust, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement was last approved at a meeting held on [DATE]. Each Advisory Agreement will terminate automatically if assigned or if its corresponding Management Agreement is terminated and is terminable at any time without penalty by a vote of a majority of the Portfolio Trust's Trustees, or by a vote of the holders of a majority of the related Portfolio's outstanding voting securities, on 60 days' written notice to the Adviser and by the Adviser on 90 days' written notice to the Manager. Each Advisory Agreement provides that neither the Adviser nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in its services, except for wilful misfeasance, bad faith or gross negligence or reckless disregard of its obligations and duties under the agreement. See "Additional Information."

ADMINISTRATOR

         Under an administration agreement with each of the Corporation and the Portfolio Trust ("Administration Agreements"), Federated Services Company serves as Administrator to the Funds and the Portfolios, respectively. In connection with its responsibilities as Administrator of the Funds and the Portfolios, Federated Services Company (i) furnishes ordinary clerical and related services for day-to-day operations including certain recordkeeping responsibilities; (ii) monitors the calculation and payment of dividends and distributions; and (iii) performs such administrative oversight of the activities of the service providers as the Corporation's Directors may direct from time to time. In addition, in connection with its responsibilities as Administrator of the Funds, Federated Services Company is responsible for (i) the registration of sufficient Fund shares under federal securities laws; (ii) the authorization and projection of expenses; and (iv) the preparation and distribution of material to the Directors of the Corporation.

         The Administration Agreements between the Corporation and Federated Services Company (dated [DATE]) with respect to each Fund and between the Portfolio Trust and Federated Services Company (dated [DATE]) with respect to each Portfolio will remain in effect until terminated by either party thereto. Each agreement is terminable by the Corporation or the Portfolio Trust at any time without penalty by a vote of a majority of the Directors of the Corporation or the Trustees of the Portfolio Trust, as the case may be, or by a vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Corporation or the Portfolio Trust, as the case may be (see "Additional Information"). The Corporation's Administration Agreement is terminable by the Directors of the Corporation or shareholders of the Fund on 60 days' written notice to Federated Services Company. The Portfolio Trust's Administration Agreement is terminable by the Trustees of the Portfolio Trust or by the Corporation and other investors in the Portfolio on 60 days' written notice to Federated. Each agreement is terminable by the Administrator on 90 days' written notice to the Corporation or the Portfolio

Trust, as the case may be. The Administration Agreement provides that neither DFM nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in its services, except for wilful misfeasance, bad faith or gross negligence or reckless disregard of its obligations and duties under the Agreement.

         As Administrator of the Funds, Federated Services Company receives a fee from each Fund, which is computed daily and may be paid monthly, at the annual rate of 0.075% of the average daily net assets of each Fund up to $500 million and []% of the average daily net assets of each Fund greater than $500 million on an annualized basis for the Fund's then-current fiscal year. The Administrator of the Funds will receive a minimum fee of $[] per Fund annually.

         As Administrator of the Portfolios, Federated Services Company receives a fee from each Portfolio, which is computed daily and may be paid monthly, at the annual rate of 0.035% of the average daily net assets of each Portfolio up to $500 million and []% of the average daily net assets of each Portfolio greater than $500 million on an annualized basis for the Portfolio's then-current fiscal year. The Administrator of the Portfolios will receive a minimum fee of $[] per Portfolio annually.

OFF-SHORE AGENT

         Under an off-shore service agreement ("Off-Shore Service Agreement") with the Portfolio Trust, IBT Trust Company (Cayman) Ltd. ("IBT (Cayman)") provides certain services to the Portfolios from outside the United States, including (i) the maintenance of books and records; (ii) the filing of regulatory documents; (iii) the distribution of materials to the Trustees of the Portfolio Trust; and (iv) the authorization of expenses.

         The Off-Shore Service Agreement (dated [DATE]) will remain in effect until terminated by either party thereto. The Agreement is terminable by the Portfolio Trust at any time without penalty by a vote of a majority of the Trustees of the Portfolio Trust or by a vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Portfolio Trust (see "Additional Information"). The agreement is terminable by the Trustees of the Portfolio Trust or by the Fund and other investors in the Portfolio on 60 days' written notice to IBT(Cayman) or by IBT(Cayman) on 90 days' written notice to the Portfolio Trust. The agreement provides that neither IBT (Cayman) nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in its services, except for wilful misfeasance, bad faith or gross negligence or reckless disregard of its obligations and duties under the agreement.

         As Off-Shore Agent of the Portfolios, IBT (Cayman) receives a fee from each Portfolio, which is computed daily and may be paid monthly, at the annual rate of $5,000.

SERVICE AGENT

         The Corporation, on behalf of each Fund, has entered into service agent agreement (the "Service Agent Agreement") with DFM effective [DATE], 1997, pursuant to which DFM is responsible for certain oversight services with respect to the service providers of each Fund.

         Under the Service Agent Agreement, DFM receives a fee from each Fund, which is computed daily and may be paid monthly, at the annual rate of 0.075% of the average daily net assets of each Fund up to $500 million and 0.050% of the average daily net assets of each Fund greater than $500 million on an annualized basis for the Fund's then-current fiscal year. The Service Agent will receive a minimum fee of $20,000 per Fund annually.

         The Service Agent Agreement (dated [DATE]) with respect to each Fund will remain in effect until terminated by either party thereto. The Services Agreement may be terminated at any time, without penalty, by the Directors of the Corporation or DFM, on 60 days' written notice to the Service Agent and by the Service Agent on 90 days' written notice. The Service Agreement provides that neither DFM nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in its services, except for wilful misfeasance, bad faith or gross negligence or reckless disregard of its obligations and duties under the agreement. See "Additional Information."

DISTRIBUTOR

         The distribution agreement ("Distribution Agreement")(dated [DATE],
1997) between the Corporation and Edgewood Services, Inc. (the "Distributor") remains in effect indefinitely, but only so long as such agreement is specifically approved at least annually (i) by a vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the related Fund, or by the Corporation's Directors, and (ii) by a vote of a majority of the Directors of the Corporation who are not parties to such Distribution Agreement or "interested persons" (as defined in the 1940 Act) of the Corporation, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement terminates automatically if assigned by either party thereto and is terminable with respect to each Fund at any time without penalty by a vote of a majority of the Directors of the Corporation or by a vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund (see "Additional Information"). The Distribution Agreement is terminable with respect to each Fund by the Corporation's Directors or shareholders of a Fund on 60 days' written notice to Edgewood. The Agreement is terminable by the Distributor on 90 days' written notice to the Corporation.

         The Distributor is not obligated to sell any specific number of shares. Under a distribution plan (the "Distribution Plan") adopted on [DATE] Class B Shares of each Fund will pay a fee to the Distributor in an amount computed at an annual rate of 0.75% of the average daily net assets of the Fund represented by Class B Shares to finance any activity which is principally intended to result in the sale of Class B Shares of the Fund subject to the Distribution Plan. A report of the amounts expended pursuant to the Distribution Plan, and the purposes for which such expenditures were incurred, must be made to the Directors of the Corporation for review at least quarterly.

         The Distribution Plan provides that it may not be amended to increase materially the costs which a Fund may bear pursuant to the Distribution Plan without shareholder approval and that other material amendments of the Distribution Plan must be approved by the Directors of the Corporation, and by the Directors who have no direct or indirect financial interest in the operation of the Distribution Plan or any related agreement and are not "interested persons" (as defined in the 1940 Act) of the Corporation ("Qualifying Directors"), by vote cast in person at a meeting called for the purpose of considering such amendments. While the Distribution Plan is in effect, the selection and nomination of the Directors of the Corporation has been committed to the discretion of the Qualifying Directors. The Distribution Plan has been approved, and is subject to annual approval, by the Directors of the Corporation and the Qualifying Directors, by vote cast in person at a meeting called for the purpose of voting on the Distribution Plan. The Qualifying Directors voted to approve the Distribution Plan at a meeting held on [DATE]. The Distribution Plan is terminable with respect to the Class B Shares of a Fund at any time by a vote of a majority of the Qualifying Directors or by vote of the holders of a majority of the Class B Shares of that Fund.

TRANSFER AGENT, CUSTODIAN AND FUND ACCOUNTANT

         Federated Shareholder Services Company, Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779, serves as the transfer agent and dividend disbursing agent for each Fund. As Transfer Agent and Dividend Disbursing Agent, Federated Shareholder Services Company is responsible for maintaining account records detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts. Investors Bank & Trust Company, 89 South Street, Boston, MA 02111 acts as the custodian of each Fund's and each Portfolio's assets. Pursuant to the Custodian Contract with the Portfolio Trust, IBT is responsible for maintaining the books and records of portfolio transactions and holding portfolio securities and cash. In the case of foreign assets held outside the United States, IBT employs various subcustodians who were approved in accordance with the regulations of the SEC. The Custodian maintains portfolio transaction records. IBT Fund Services (Canada) Inc., One First Canadian Place, King Street West, Suite 2800, P.O. Box 231, Toronto, Ontario M5X1C8, provides fund accounting services to the Funds and the Portfolios including (i) calculation of the daily net asset value for the Funds and the Portfolios; (ii) responsibility for compliance with all applicable federal and state securities and other regulatory requirements; and (iii) monitoring each Fund's and Portfolio's compliance with the requirements applicable to a regulated investment company under the Code.

INDEPENDENT ACCOUNTANTS

         The independent accountants of the Corporation are KPMG Peat Marwick LLP, 345 Park Avenue, New York, NY 10154-0102. The independent accountants of the Portfolio Trust are KPMG, P.O. Box 493, The Genesis Building 5th Floor,

George Town, Grand Cayman. The independent accountants conduct an annual audits of financial statements, assist in the preparation and/or review of federal and state income tax returns and provide consulting as to matters of accounting and federal and state income taxation for each Fund or Portfolio, as the case may be.

PURCHASE OF SHARES

         Except under certain circumstances described in a Fund's Prospectus, Shares are sold at their net asset value (plus a sales charge on Class A Shares only) on days the New York Stock Exchange is open for business. The procedure for purchasing Shares is explained in each Prospectus under "How To Purchase Shares."

CONVERSION TO FEDERAL FUNDS. It is each Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before shareholders begin to earn dividends. Federated Shareholder Services Company acts as the shareholder's agent in depositing checks and converting them to federal funds.

REDEMPTION OF SHARES

         Each Fund redeems Shares at the next computed net asset value, less any applicable contingent deferred sales charge, after a Fund receives the redemption request. Redemption procedures are explained in each Fund's Prospectus under "How To Redeem Shares." Although the transfer agent does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

         Class B Shares redeemed within six years of purchase and applicable Class A Shares redeemed within one year of purchase may be subject to a contingent deferred sales charge. The amount of the contingent deferred sales charge is based upon the amount of the administrative fee paid at the time of purchase by the Distributor to the financial institution for services rendered, and the length of time the investor remains a shareholder in a Fund. Should Financial Intermediaries elect to receive an amount less than the fee that is stated in a Fund's Prospectus for servicing a particular shareholder, the contingent deferred sales charge and/or holding period for that particular shareholder will be reduced accordingly.

         Since portfolio securities of each Portfolio may be traded on foreign exchanges which trade on Saturdays or on holidays on which a Fund will not make redemptions, the net asset value of each class of Shares of a Fund may be significantly affected on days when shareholders do not have an opportunity to redeem their Shares.

REDEMPTION IN KIND. Although the Corporation intends to redeem Shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the respective Fund's Portfolio. To the extent available, such securities will be readily marketable.
                                                        20

         Any redemption beyond this amount will also be in cash unless the Directors of the Corporation determine that payment should be in kind. In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Portfolio determines net asset value. The portfolio instruments will be selected in a manner that the Directors of the Corporation and Trustees of the Portfolio deem fair and equitable.

         Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE. The Systematic Withdrawal Program permits the shareholder to request withdrawal of a specified dollar amount (minimum $100) on either a monthly or quarterly basis from accounts with the $10,000 minimum at the time the shareholder elects to participate in the Systematic Withdrawal Program. The amounts that a shareholder may withdraw under a Systematic Withdrawal Program that qualify for elimination of the contingent deferred sales charge may not exceed 12% annually with reference initially to the value of the Class B Shares upon establishment of the Systematic Withdrawal Program and then as calculated at the fiscal year end. Amounts that exceed the 12% annual limit for redemption, as described, will be subject to the contingent deferred sales charge. In determining the applicability of the contingent deferred sales charge, the 12 month holding requirement for your new Class B Shares received through an exchange will include the period for which your original Class B Shares were held. However, for purposes of meeting the $10,000 minimum account value requirement, Class B Share accounts values will not be aggregated.

EXCHANGE OF SHARES

         An investor may exchange shares from any series of the Deutsche Family of Funds (a "Deutsche Fund") into any other Deutsche Fund, as described under "Exchange of Shares" in each Fund's Prospectus. For complete information, the prospectus as it relates to each Fund into which a transfer is being made should be read prior to the transfer. Requests for exchange are made in the same manner as requests for redemptions. See "Redemption of Shares." Shares of a Fund to be acquired are purchased for settlement when the proceeds from redemption become available. The Corporation reserves the right to discontinue, alter or limit the exchange privilege at any time.

NET ASSET VALUE

         Each Fund computes its net asset value once daily on Monday through Friday as described under "Net Asset Value" in the Prospectus. The net asset value will not be computed on the day the following legal holidays are observed:
New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. On days when U.S. trading markets close early in observance of these holidays, each Fund and its corresponding Portfolio would expect to close for purchases and redemptions at the same time. The days on which net asset value is determined are the Fund's business days.

         The net asset value of a Fund is equal to the value of such Fund's investment in its corresponding Portfolio (which is equal to that Fund's pro rata share of the total investment of the Fund and of any other investors in the Portfolio less the Fund's pro rata share of the Portfolio's liabilities) less the Fund's liabilities.

FIXED INCOME SECURITIES. The fixed income portion of the Portfolios and portfolio securities with a maturity of 60 days or more, including securities that are listed on an exchange or traded over the counter, are valued using prices supplied daily by an independent pricing service or services that (i) are based on the last sale price on a national securities exchange or, in the absence of recorded sales, at the readily available closing bid price on such exchange or at the quoted bid price in the over-the-counter market, if such exchange or market constitutes the broadest and most representative market for the security and (ii) in other cases, take into account various factors affecting market value, including yields and prices of comparable securities, indication as to value from dealers and general market conditions. If such prices are not supplied by a Portfolio's independent pricing service, such securities are priced in accordance with procedures adopted by the Trustees of the Portfolio Trust. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

OTHER SECURITIES. The value of investments listed on a U.S. securities exchange, other than options on stock indexes, is based on the last sale prices on the New York Stock Exchange at 4:00 P.M. or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange. Securities listed on a foreign exchange considered by the Adviser to be a primary market for the securities are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities, and securities for which the Adviser determines the listing exchange is not a primary market, are valued at the average of the quoted bid and asked prices in the over-the-counter market. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. For purposes of calculating net asset value, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing market rates available at the time of valuation.

         Options on stock indexes traded on U.S. national securities exchanges are valued at the close of options trading on such exchanges which is currently 4:10 P.M., New York time. Stock index futures and related options, which are traded on U.S. futures exchanges, are valued at their last sales price as of the close of such futures exchanges which is currently 4:15 P.M., New York time. Options, futures contracts and warrants traded on a foreign stock exchange or on a foreign futures exchange are valued at the last price available before the time when the net assets are valued. Securities or other assets for which market quotations are not readily available (including certain restricted and illiquid securities) are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees of the Portfolio Trust. Such procedures include the use of independent pricing services that use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

         Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of securities occur between the time when the exchange on which they are traded closes and the time when a Portfolio's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

PERFORMANCE DATA

         From time to time, a Fund may quote performance in reports, sales literature and advertisements published by the Corporation. Current performance information for a Fund may be obtained by calling the number provided on the cover page of this Statement of Additional Information. See also "Management of the Corporation and the Portfolio Trust - Performance Information" in the Prospectus.

         TOTAL RETURN QUOTATIONS. As required by regulations of the SEC, the annualized total return of a Fund for a period is computed by assuming a hypothetical initial payment of $1,000. It is then assumed that all of the dividends and distributions by a Fund over the period are reinvested. It is then assumed that at the end of the period, the entire amount is redeemed. The annualized total return is then calculated by determining the annual rate required for the initial payment to grow to the amount which would have been received upon redemption.

         Average annual total return for each class of Shares of the Funds is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the net asset value per share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

         Any applicable contingent deferred sales charge is deducted from the ending value of the investment based on the lesser of the original purchase price or the net asset value of Shares redeemed.

         Aggregate total returns, reflecting the cumulative percentage change over a measuring period, may also be calculated.

         YIELD. The yield for each class of Shares of the Funds is determined by dividing the net investment income per share (as defined by the SEC) earned by any class of Shares over a 30-day period by the maximum offering price per share of the respective class on the last day of the period. This value is annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by a Fund because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to the shareholders.

         To the extent that Financial Intermediaries and broker-dealers charge fees in connection with services provided in conjunction with an investment in any class of Shares, the performance will be reduced for those shareholders paying those fees.

         GENERAL. The performance of each of the classes of Shares will vary from time to time depending upon market conditions, the composition of a Portfolio, and its operating expenses. Consequently, any given performance quotation should not be considered representative of a Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in a Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

         Comparative performance information may be used from time to time in advertising a Fund's shares, including appropriate market indices or data from Lipper Analytical Services, Inc., Micropal, Inc., Ibbotson Associates, Morningstar Inc., the Dow Jones Industrial Average and other industry publications.

         INFORMATION AND COMPARISONS RELATING TO THE FUNDS, SECONDARY MARKET TRADING, NET ASSET SIZE, PERFORMANCE AND TAX TREATMENT. Information regarding various aspects of each Fund, including the net asset size thereof, as well as the performance and the tax treatment of Fund shares, may be included from time to time in advertisements, sales literature and other communications as well as in reports to current or prospective investors.

         Information may be provided to prospective investors to help such investors assess their specific investment goals and to aid in their understanding of various financial strategies. Such information may present current economic and political trends and conditions and may describe general principles of investing such as asset allocation, diversification and risk tolerance, as well as specific investment techniques.

         Information regarding the net asset size of a Fund may be stated in communications to prospective or current investors for one or more time periods, including annual, year-to-date or daily periods. Such information may also be expressed in terms of the total number of Fund Shares outstanding as of one or more time periods. Factors integral to the size of a Fund's net assets, such as the volume and activity of purchases and redemptions of Fund Shares, may also be discussed, and may be specified from time to time or with respect to various periods of time. Comparisons of such information during various periods may also be made and may be expressed by means of percentages.

         Information may be provided to investors regarding capital gains distributions by the Funds, including historical information relating to such distributions. Comparisons between the Funds and other investment vehicles such as mutual funds may be made regarding such capital gains distributions, including the expected effects of differing levels of portfolio adjustments on such distributions and the potential tax consequences thereof.

         Information may also be provided in communications to prospective or current investors comparing and contrasting the relative advantages of investing in Fund Shares as compared to other investment vehicles, such as mutual funds, both on an individual and a group basis (E.G., stock index mutual funds). Such information may include comparisons of costs, expense ratios, expressed either in dollars or basis points, stock lending activities, permitted investments and hedging activities (E.G., engaging in options or futures transactions), price volatility and portfolio turnover data and analyses. In addition, such information may quote, reprint or include portions of financial, scholarly or business publications or periodicals, including model allocation schedules or portfolios as the foregoing relate to the comparison of Fund Shares to other investment vehicles, current economic financial and political conditions, investment philosophy or techniques or the desirability of owning Fund Shares.

         Information on the performance of Fund Shares on the basis of changes in NAV per fund share, with or without reinvesting all dividends and/or any distributions of capital in additional Fund Shares, may be included from time to time in a Fund's performance reporting. The performance of a Fund may also be compared to the performance of money managers as reported in market surveys such as SEI Fund Evaluation Survey (a leading data base of tax-exempt fund) or mutual funds such as those reported by Lipper Analytical Services, Morningstar, Micropal, Money Magazine Fund Watch or Wiesenberger Investment Companies Service, each of which measures performance following their own specific and well-defined calculation measures, or of the NYSE Composite Index, the American Stock Exchange Index (indices of stocks traded on the New York and American Stock Exchanges, respectively), the Dow Jones Industrial Average (an index of 30 widely traded industrial common stocks), any widely recognized foreign stock and bond index or similar measurement standards during the same period of time.

         Information relating to the relative NAV performance of Fund Shares may be compared against a wide variety of investment categories and asset classes, including common stocks, small capitalization stocks, ADRs, long and intermediate term corporate and government bonds, Treasury bills, futures contracts, the rate of inflation in the United States (based on the Consumer Price Index ("CPI") or other recognized indices) and other capital markets and combinations thereof. Historical returns of the capital markets relating to a Fund may be provided by independent statistical studies and sources, such as those provided to Ibbotson Associates. The performance of these capital markets is based on the returns of different indices. Information may be presented using the performance of these and other capital markets to demonstrate general investment strategies. So, for example, performance of Fund Shares may be compared to the performance of selected asset classes such as short-term U.S. Treasury bills, long-term U.S. Treasury bonds, long-term corporate bonds, mid-capitalization stocks, small capitalization stocks and various classes of foreign stocks and may also be measured against the rate of inflation as set forth in well-known indices (such as the CPI). Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. Performance of Fund Shares may also be compared to that of other indices or compilations that may be developed and made available to the investing public in the future. Of course, such comparisons will only reflect past performance of Fund Shares and the investment categories, indices or compilations chosen and no guarantees can be made of future results regarding the performance of either Fund Shares or the asset classes chosen for such comparisons.

         Information comparing the portfolio holdings relating to a particular Fund, with those of relevant stock indices or other investment vehicles, such as mutual funds or futures contracts, may be advertised or reported by the Fund. Equity analytic measures, such as price/earnings ratio, price/book value and price/cash flow and market capitalizations, may be calculated for the portfolio holdings and may be reported on an historical basis or on the basis of independent forecasts.

         Information may be provided by a Fund on the total return for various composites of the different Funds. These composite returns might be compared to other securities or indices utilizing any of the comparative measures that might be used for the individual Fund, including correlations, standard deviation, and tracking error analysis.

PORTFOLIO TRANSACTIONS

     The Portfolio Trust trades securities for a Portfolio if it believes that a transaction net of costs (including custodian charges) will help achieve the Portfolio's investment objective. Changes in a Portfolio's investments are made without regard to the length of time a security has been held, or whether a sale would result in the recognition of a profit or loss. Therefore, the rate of turnover is not a limiting factor when changes are appropriate. Specific decisions to purchase or sell securities for a Portfolio are made by its portfolio manager who is an employee of the Adviser. The portfolio manager may serve other, clients of the Adviser in a similar capacity.

     The primary consideration in placing portfolio securities transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. The Adviser attempts to achieve this result by selecting broker-dealers to execute transactions on behalf of the Portfolios and other clients of the Adviser on the basis of their professional capability, the value and quality of their brokerage services, and the level of their brokerage commissions. In the case of securities traded in the over-the-counter market (where no stated commissions are paid but the prices include a dealer's markup or markdown), the Adviser normally seeks to deal directly with the primary market makers, unless in its opinion, best execution is available elsewhere. In the case of securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession. From time to time, soliciting dealer fees are available to the Adviser on the tender of a Portfolio's securities in so-called tender or exchange offers.

     In connection with the selection of such brokers or dealers and the placing of such orders, the Adviser seeks for each Portfolio in its best judgment, prompt execution in an effective manner at the most favorable price. Subject to this requirement of seeking the most favorable price, securities may be bought from or sold to broker-dealers who have furnished statistical, research and other information or services to the Adviser or the Portfolio, subject to any applicable laws, rules and regulations.

     The investment advisory fee that each Portfolio pays to the Adviser will not be reduced as a consequence of the Adviser's receipt of brokerage and research services. While such services are not expected to reduce the expenses of the Adviser, the Adviser would, through the use of the services, avoid the additional expenses which would be incurred if it should attempt to develop comparable information through its own staff or obtain such services independently.

     In certain instances there may be securities that are suitable as an investment for a Portfolio as well as for one or more of the Adviser's other clients. Investment decisions for the Portfolios and for the Adviser's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could adversely affect the price of or the size of the position obtainable in a security for a Portfolio. When purchases or sales of the same security for a Portfolio and for other portfolios managed by the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large volume purchases or sales.

TAXES

         THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN THE PROSPECTUS ENTITLED "THE FUND -- DIVIDENDS AND DISTRIBUTIONS" AND "-- TAXES".

UNITED STATES TAXATION

         GENERAL. Each Fund intends to qualify and intends to remain qualified as a regulated investment company (a "RIC") under Subchapter M of the Code. As a RIC, a Fund must, among other things: (a) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock, securities or foreign currency and other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currency; (b) derive less than 30% of its gross income from the sale or other disposition of stock, securities, options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies) held less than three months; and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, investments in other RICs and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets, and 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other RICs). As a RIC, a Fund (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gains that it distributes to its shareholders, provided that at least 90% of its net investment income and realized net short-term capital gains in excess of net long-term capital losses for the taxable year is distributed.

         A Fund will generally be subject to an excise tax of 4% on the amount of any income or capital gains, above certain permitted levels, distributed to shareholders on a basis such that such income or gain is not taxable to shareholders in the calendar year in which it was earned by the Fund.

         Any dividend declared by a Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31 so long as the dividend is actually paid by the Fund during January of the following calendar year.

         If a Portfolio purchases shares in certain foreign investment entities, referred to as "passive foreign investment companies," the Fund may be subject to U.S. federal income tax, and an additional charge in the nature of interest, on a portion of any "excess distribution" from such company or gain from the disposition of such shares, even if the distribution or gain is paid by the Fund as a dividend to its shareholders. If the Fund were able and elected to treat a passive foreign investment company as a "qualified electing fund," in lieu of the treatment described above, the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirement set forth above, the Fund's pro rata share of the ordinary earnings and net capital gains of the company, whether or not distributed to the Fund. Under proposed Regulations, if finalized, or proposed legislation, if enacted, the Fund could instead elect to mark-to-market the shares annually, in which case the treatment provided in the first sentence above also would not apply.

         Gains or losses attributable to disposition of foreign currency or to foreign currency contracts, or to fluctuations in exchange rates between the time a Portfolio accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time a Portfolio actually collects such income or pays such liabilities, are generally treated as ordinary income or ordinary loss. Similarly, gains or losses on the disposition of debt securities held by a Portfolio, if any, denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates are also treated as ordinary income or loss. These gains and losses increase or decrease the amount of the Fund's net investment income available for distribution rather than its net capital gains.

         Forward currency contracts, options and futures contracts entered into by a Portfolio may create "straddles" for U.S. federal income tax purposes and this may affect the character and timing of gains or losses realized by a Portfolio on forward currency contracts, options and futures contracts or on the underlying securities. "Straddles" may also result in the loss of the holding period of underlying securities for purposes of the 30% gross income test described above, and therefore, a Portfolio's ability to enter into forward currency contracts, options and futures contracts may be limited.

         Dividends paid from net investment income will generally be taxable to a shareholder as ordinary income. Regardless of the length of time a shareholder has held his shares, distributions designated as being from a Fund's net long-term capital gains (I.E., the excess of net long-term capital gains over net short-term capital losses) will be taxable as such. Distributions in excess of a Fund's current and accumulated earnings and profits will be treated as a tax-free return of capital to the extent of the shareholder's basis in his shares and as a capital gain thereafter.

         FOREIGN TAXES. As set forth in the Prospectus under "Taxation," the Funds are expected to be subject to foreign withholding and other taxes with respect to income received from sources within certain foreign countries. If a Fund is liable for foreign income taxes, including such withholding taxes, the Fund expects to meet the requirements of the Code for "passing through" to its shareholders the foreign taxes paid, but there can be no assurance that it will be able to do so. Under the Code, if more than 50% of the value of a Portfolio's total assets at the close of any taxable year consists of stock or securities of foreign corporations, its corresponding Fund may elect to treat the proportionate share of foreign income taxes paid by the Fund as paid directly by the Fund's shareholders. If the Fund elects to pass through foreign taxes to the shareholders, no deduction for such foreign taxes may be claimed by a shareholder who does not itemize deductions and no deduction is available in computing an individual shareholder's alternative minimum tax liability. A shareholder who is a nonresident alien individual or a foreign corporation may be subject to U.S. withholding tax on the income resulting from the election described in this paragraph, but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder. A tax-exempt shareholder will not ordinarily benefit from this election. Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to the limitation that the credit may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to his or her total foreign source taxable income. For this purpose, the portion of dividends and distributions paid by a Fund from its foreign source net investment income will be treated as foreign source income. A Portfolio's gains and losses from the sale of securities will generally be treated as derived from U.S. sources, however, and certain foreign currency gains and losses likewise will be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source "passive income," such as the portion of dividends received from a Portfolio that qualifies as foreign source income. In addition, the foreign tax credit is allowed to offset only 90% of the alternative minimum tax imposed on corporations and individuals. Because of these limitations, a shareholder may be unable to claim a credit for the full amount of his proportionate shares of the foreign income taxes paid by a Portfolio.

         The foregoing is only a general description of the foreign tax credit under current law. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

         STATE AND LOCAL TAXES. Each Fund may be subject to state or local taxes in jurisdictions in which that Fund is deemed to be doing business. In addition, the treatment of a Fund and its shareholders in those states that have income tax laws might differ from treatment under the federal income tax laws. For example, a portion of the dividends received by shareholders may be subject to state income tax. Shareholders should consult their own tax advisors with respect to any state or local taxes.

         FOREIGN SHAREHOLDERS. Distributions of net investment income and realized net short-term capital gains in excess of net long-term capital losses to a shareholder who, as to the United States, is a non-resident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) unless the dividends are effectively connected with a U.S. trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions of net long-term capital gains to foreign shareholders will not be subject to U.S. tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a non-resident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.

         In the case of a foreign shareholder who is a nonresident alien individual and who is not otherwise subject to withholding as described above, a Fund may be required to withhold U.S. federal income tax at the rate of 31% unless IRS Form W-8 is provided. See "Taxation" in the Prospectus. Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax, but the value of shares of the Fund held by such a shareholder at his or her death will be includible in his or her gross estate for U.S. federal estate tax purposes.

         REPORTS TO SHAREHOLDERS. The Fund will make annual reports of the federal income tax status of distributions to owners of shares. Such reports will set forth the dollar amounts of dividends from net investment income and long-term capital gains and, if the Fund elects to pass through foreign taxes, the shareholder's portion of the foreign income taxes paid to each country and the portion of the dividends that represents income derived from sources within each country.

         The foregoing discussion is based on U.S. federal tax laws in effect on the date hereof. These laws are subject to change by legislative or administrative action, possibly with retroactive effect.

         THE FOREGOING DISCUSSION IS A SUMMARY ONLY AND IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. PROSPECTIVE INVESTORS IN SHARES OF A FUND SHOULD CONSULT THEIR OWN TAX ADVISERS AS TO THE TAX CONSEQUENCES OF INVESTING IN SUCH SHARES, INCLUDING THE CONSEQUENCES UNDER STATE, LOCAL AND OTHER TAX LAWS.

DESCRIPTION OF SHARES

         The Corporation is an open-end management investment company organized as a Maryland corporation on May 22, 1997. The Articles of Incorporation currently permit the Corporation to issue 2,500,000,000 shares of common stock, par value $0.001 per share, of which 10,000,000 shares have been classified as shares of each Fund. The Corporation currently consists of ten such series and two classes of shares for each Fund (except for the Deutsche U.S. Money Market
Fund) known as Class A Shares and Class B Shares.

         Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. Shareholders in the Corporation do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Corporation may elect all of the Directors of the Corporation if they choose to do so and in such event the other shareholders in the Corporation would not be able to elect any Director. The Corporation is not required and has no current intention to hold meetings of shareholders annually, but the Corporation will hold special meetings of shareholders when in the judgment of the Corporation's Directors it is necessary or desirable to submit matters for a shareholder vote. Shareholders have under certain circumstances (E.G., upon application and submission of certain specified documents to the Directors by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Directors. Shareholders also have the right to remove one or more Directors without a meeting by a declaration in writing by a specified number of shareholders. Shares have no preference, pre-emptive, conversion or similar rights (except the automatic conversion of Class B Shares into Class A Shares as discussed in the Prospectus under "Purchase of Shares"). Shares, when issued, are fully paid and non-assessable.

         Stock certificates are not issued by the Corporation except upon request.

         The Articles of Incorporation of the Corporation contain a provision permitted under Maryland Corporation Law which under certain circumstances eliminates the personal liability of the Corporation's Directors to the Corporation or its shareholders.

         The Articles of Incorporation and the By-Laws of the Corporation provide that the Corporation indemnify the Directors and officers of the Corporation to the full extent permitted by the Maryland Corporation Law, which permits indemnification of such persons against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Corporation. However, nothing in the Articles of Incorporation or the By-Laws of the Corporation protects or indemnifies a Director or officer of the Corporation against any liability to the Corporation or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         Interests in a Portfolio have no preference, preemptive, conversion or similar rights and are fully paid and non-assessable. The Portfolio Trust is not required to hold annual meetings of investors, but will hold special meetings of investors when, in the judgment of its Trustees, it is necessary or desirable to submit matters for an investor vote. Each investor is entitled to a vote in proportion to the share of its investment in a Portfolio.

ADDITIONAL INFORMATION

         As used in this Statement of Additional Information and the Prospectus, the term "majority of the outstanding voting securities" (as defined in the 1940
Act) currently means the vote of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or represented by proxy; or
(ii) more than 50% of the outstanding voting securities, whichever is less.

         Fund shareholders receive semi-annual reports containing unaudited financial statements and annual reports containing financial statements audited by independent auditors.

         A shareholder's right to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed: (i) during periods when the New York Stock Exchange or foreign stock exchange is closed for other than weekends and holidays or when regular trading on such Exchange is restricted as determined by the Securities and Exchange Commission by rule or regulation, (ii) during periods in which an emergency exists which causes disposal of, or evaluation of the net asset value of, portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

         Telephone calls to any Fund, the Transfer Agent, the Distributor, or Financial Intermediaries with respect to shareholder servicing may be tape recorded. With respect to the securities offered hereby, this Statement of Additional Information and the Prospectus do not contain all the information included in the Corporation's Registration Statement filed with the SEC under the 1933 Act and the Corporation's and the Portfolio Trust's Registration Statement filed under the 1940 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statements including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

         Statements contained in this Statement of Additional Information and the Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the applicable Registration Statements. Each such statement is qualified in all respects by such reference.

         NO DEALER, SALESMAN OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER CONTAINED THEREIN AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE CORPORATION OR THE DISTRIBUTOR. THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFER BY ANY FUND OR BY THE DISTRIBUTOR TO SELL OR SOLICIT ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE FUNDS OR THE DISTRIBUTOR TO MAKE SUCH OFFER IN SUCH JURISDICTIONS.


DEUT001F

APPENDIX A

                                        FUNDS AND CORRESPONDING PORTFOLIOS

         The Corporation seeks to achieve the investment objective of each Fund by investing all of the Fund's investable assets in the corresponding non-diversified, open-end management investment company (each, a "Portfolio" and collectively the "Portfolios") listed below:

Top 50 World                             Top 50 World Portfolio (US Dollar)
Top 50 Europe                            Top 50 Europe Portfolio (US Dollar)
Top 50 Asia                              Top 50 Asia Portfolio (US Dollar)
Top 50 US                                Top 50 US Portfolio (US Dollar)
European Mid-Cap Fund                    Provesta Portfolio (US Dollar)
German Equity Fund                       Investa Portfolio (US Dollar)
Japanese Equity Fund                     DWS Japan Portfolio (US Dollar)
(collectively, the Equity Funds)         (collectively, the Equity Portfolios)
Global Bond Fund                         Inter-Renta Portfolio (US Dollar)
German Bond Fund                         German Bond Portfolio (US Dollar)
(collectively, the Bond Funds)           (collectively, the Bond Portfolios)

                                     PART C

                                OTHER INFORMATION


Item 24.  Financial Statements and Exhibits.

(a) Financial Statements included in Part A:


                      Not Applicable.


Financial Statements included in Part B:

                      To be filed by amendment.

         (b)  Exhibits:


               1 --     Articles of Incorporation of the Registrant.(1)

               2 --     By-Laws of the Registrant.(1)

               3 --     Not Applicable.

               4 --     Not Applicable.

               5 --     Not Applicable

               6 --     Distribution Agreement.(2)

               7 --     Not Applicable.

               8 -- (a) Custody Agreement.(2)

                    (b) Transfer Agency Agreement.(2)

                    (c) Fund Accounting Agreement.(2)

               9 -- (a) Administration Agreement.(2)

                    (b) Off Shore Agent Agreement.(2)

                    (c) Servicing Agreement.(2)

              10 --    Opinion of Counsel (including consent).(2)

              11 --    Independent auditors' consent.(2)

              12 --    Not Applicable.

              13 -- Copies of investment representation letters from initial shareholders.(2)

              14 --    Not Applicable.

              15 --    Distribution Plan. (2)

              16 --    Schedule for Computation of Performance Quotations.(2)

              17 --    Financial Data Schedule.(2)

              18 --    Multiple Class (Rule 18f-3) Agreement.(2)

              19 --    Power of Attorney. (2)
---------------------
(1) Filed herewith.
(2) To be filed by amendment.

Item 25.  Persons Controlled by or Under Common Control with Registrant.

         See "Directors and Officers" in the Statement of Additional Information filed as part of this Registration Statement.

Item 26.  Number of Holders of Securities.


    Title of Class                            Number of Record Holders
     Common Stock                               (as of May 22, 1997)

Deutsche European Mid-Cap Fund                         0
Deutsche German Equity Fund                            0
Deutsche Japanese Equity Fund                          0
Deutsche Global Bond Fund                              0
Deutsche German Bond Fund                              0

Item 27.          Indemnification

         Reference is made to Article EIGHTH of Registrant's Articles of Incorporation.

         Registrant, its Directors and officers, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer of controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.          Business and Other Connections of Investment Adviser.

         To be filed by amendment.

Item 29.          Principal Underwriters.

                  (a) Edgewood Services, Inc. ("Edgewood") the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: Excelsior Institutional Trust (formerly, UST Master Funds, Inc.), Excelsior Tax-Exempt Funds, Inc. (formerly, UST Master Tax-Exempt Funds, Inc.), Excelsior Institutional Trust, FTI Funds, FundManager Portfolios, Marketvest Funds, Marketvest Funds, Inc., Old Westbury Funds, Inc., BT Advisor Funds, BT Pyramid Funds, BT Investment Funds and BT Institutional Funds.

                  (b) Set forth below are the names and positions of each Director and officer of Edgewood. The principal business address of these individuals is Federated Investors Tower, Pittsburgh, PA 15222. Unless otherwise specified, no officer or Director of Edgewood serves as an officer or Director of the Registrant.

                         Position and Offices with        Position and Offices
    Name                 Edgewood                         with the Registrant
-------------            ---------------------------      --------------------
Lawrence Caracciolo      Director, President,                    --
                         Edgewood Services, Inc.

Arthur L. Cherry         Director,                               --
                         Edgewood Services, Inc.

J. Christopher Donohue   Director,                               --
                         Edgewood Services, Inc.

Thomas P. Sholes         Director,                               --
                         Edgewood Services, Inc.

Ronald M. Petnuch        Vice President,                         --
                         Edgewood Services, Inc.

Thomas P. Schmitt        Vice President,                         --
                         Edgewood Services, Inc.

Ernest L. Linane         Assistant Vice President,               --
                         Edgewood Services, Inc.

S. Elliot Cohan          Secretary,                              --
                         Edgewood Services, Inc.

Thomas J. Ward           Assistant Secretary,                    --
                         Edgewood Services, Inc.

Kenneth W. Pegher, Jr.   Treasurer,                              --
                         Edgewood Services, Inc.


         (c)      Not Applicable.

Item 30.          Location of Accounts and Records.

         All accounts,  books and other  documents  required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of:

         Deutsche Family of Funds, Inc.
         2nd Federated Square
         Pittsburgh, PA  15222

         Deutsche Fund Management, Inc.
         31 West 52nd Street
         New York, NY  10019
         (investment adviser and servicing agent)

         Edgewood Services, Inc.
         Federated Investors Tower
         Pittsburgh, PA  15222-3779
            (distributor)

         Federated Services Company
         Federated Investors Tower
         Pittsburgh, PA  15222-3779
         (administrator)

         Federated Shareholder Services Company
         Federated Investors Tower
         Pittsburgh, PA  15222-3779
         (transfer agent, custodian and fund accountant)

Item 31.          Management Services.

         Other than as set forth under the caption "Management of the Corporation and the Portfolio Trust" in the Prospectus constituting Part A of the Registration Statement, Registrant is not a party to any management-related service contract.

Item 32.          Undertakings.

         (a) The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

         (b) The Registrant undertakes to file a post-effective amendment, including financials, which need not be certified, within four to six months following the commencement of operations of each of its series. The financial statements included in such amendment will be as of and for the time period ended on a date reasonably close or as soon as practicable to the date of the amendment.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Boston, Commonwealth of Massachusetts on the 23rd day of May, 1997.


                                     DEUTSCHE FAMILY OF FUNDS, INC.

                                     By /s/ ROBERT D. MANCUSO
                                            Robert D. Mancuso
                                            President, Secretary & Treasurer


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated above.

Signature                                     Title


/s/ ROBERT D. MANCUSO                         Director, President, Secretary
Robert D. Mancuso                                   and Treasurer

                               INDEX TO EXHIBITS


1    Articles of Incorporation.

2    Bylaws